33-14905

   Filed with the Securities and Exchange Commission
                   March 14, 1997

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
  ACT OF 1933                                [ ]
Pre-Effective Amendment No.                  [ ]
Post-Effective Amendment No.    29           [x]

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY ACT OF 1940                        [ ]
Amendment No.   32                           [x]

THORNBURG INVESTMENT TRUST (formerly "Thornburg Income Trust"
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Office)      (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  On (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[ ]  On [date] pursuant to paragraph (a)(1)
[x]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On    [date]    pursuant to paragraph (a)(2)

The Registrant has registered an indefinite number or amount of securities in accordance with Rule 24 under the Securities Act of 1933, and filed a Rule 24f-2 Notice for its most recent fiscal year on November 26, 1996.

              THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Texas Intermediate Municipal Fund
    (v)    Thornburg Limited Term Income Fund
    (vi)   Thornburg Alabama Intermediate Municipal Fund
    (vii)  Thornburg Arizona Intermediate Municipal Fund
    (viii) Thornburg Pennsylvania Intermediate Municipal Fund
    (ix)   Thornburg Florida Intermediate Municipal Fund
    (x)    Thornburg Tennessee Intermediate Municipal Fund
    (xi)   Thornburg Utah Intermediate Municipal Fund
    (xii)  Thornburg Value Fund
    (xiii) Thornburg New York Intermediate Municipal Fund

                            CONTENTS

Facing Sheet

Contents

Cross Reference Sheets   (Thornburg Limited Term U.S. Government
                          Fund [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Alabama Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg Tennessee Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Value Fund [Class A shares and
                          Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund
                         [Institutional Class]; Thornburg Limited Term U.S.
                         Government Fund [Institutional Class]; Thornburg
                         Limited Term Income Fund [Institutional Class];
                         Thornburg Value Fund [Institutional Class])

Cross Reference Sheets   (Thornburg New York Intermediate Municipal Fund
                         [Class A])

Prospectus               (Thornburg Limited Term U.S. Government Fund
                          [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Alabama Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg Tennessee Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Value Fund [Class A shares and
                          Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Class A and
                          Class C shares])

Prospectus                (Thornburg New York Intermediate Municipal Fund
                          [Class A shares]

Statement of Additional  (Thornburg Limited Term U.S. Government Fund
Information               [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Statement of Additional  (Thornburg Intermediate Municipal Fund
Information               [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Alabama Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Tennessee Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])


Statement of Additional  (Thornburg Value Fund [Class A shares and
Information               Class C shares])

Statement of Additional  (Thornburg Intermediate Municipal Fund
Information               [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares])

Statement of Additional   (Thornburg New York Intermediate Municipal Fund
Information               [Class A shares])

Part C

Signature Page

Exhibits

              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEETS
         ("Thornburg Limited Term Income Funds"
             [Class A and Class C shares])
       Thornburg Limited Term U.S. Government Fund
           Thornburg Limited Term Income Fund

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
2 (b) . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS
4 (a)(i)  . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
       5  . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable











Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . .Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . .INVESTMENT LIMITATIONS
  (c) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
14 (a), (b) . . . . . . . . . . . . . . . . .MANAGEMENT
   (c)  . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . .INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                         SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . .Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17  . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
       ("Thornburg Intermediate Municipal Funds"
         [Class A shares and Class C shares])
         Thornburg Intermediate Municipal Fund
   Thornburg New Mexico Intermediate Municipal Fund
      Thornburg Texas Intermediate Municipal Fund
     Thornburg Alabama Intermediate Municipal Fund
     Thornburg Arizona Intermediate Municipal Fund
  Thornburg Pennsylvania Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
    Thornburg Tennessee Intermediate Municipal Fund
      Thornburg Utah Intermediate Municipal Fund

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . .  FINANCIAL HIGHLIGHTS
4 (a)(i). . . . . . . .Special Considerations Affecting
                                    Single-State Funds;
                              Organization of the Funds
                              Organization of the Funds
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . .  INVESTMENT LIMITATIONS
  (c) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
                     Investment Policies and Techniques
14 (a), (b) . . . . . . . . . . . . . . . .  MANAGEMENT
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c)                 INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
 . . . . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . Incorporated by reference

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
                 Thornburg Value Fund
          [Class A shares and Class C Shares]

Form N-1A Item Number
Part A                               Prospectus Caption
1 . . . . . . . . . . . . . . . . . . . . .  Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . KEY FACTS
  (b) . . . . . . . . . . . . . . . . . . . . KEY FACTS
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . . . .  THE FUND IN DETAIL
                               Organization of the Fund
      (ii)  . . . . . . . . . . . . . . . . . KEY FACTS
                                   The Fund at a Glance
                       INVESTMENT PRINCIPLES AND RISKS;
                   SECURITIES AND INVESTMENT PRACTICES;
       FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
   (b). . . . . . . . .INVESTMENT PRINCIPLES AND RISKS;
                    SECURITIES AND INVESTMENT PRACTICES
5 (a) . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                               Organization of the Fund
  (b), (c). . . . . . . . . . . . . .THE FUND IN DETAIL
                                            TMC and TSC
                                         Management Fee
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                               Organization of the Fund
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                            TMC and TSC
  (f), (g). . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (h) . . . . . . . . . . . . . . .  BUYING FUND SHARES
7 (a) . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                            TMC and TSC
  (b), (c), (d) . . . . . . . . . .  BUYING FUND SHARES
  (e), (f). . . . . . .  SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . .BUYING FUND SHARES
                                        Class B Shares;
                                    SELLING FUND SHARES
8 (a), (b), (c) . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . TRANSACTION DETAILS
9 . . . . . . . . . . . . . . . . . . .  Not Applicable









Part B              Statement of Additional Information

10. . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . .  Cover Page
13
  (a) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (b) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . .  Prospectus
14 (a), (b) . . . . . . . . . . . TRUSTEES AND OFFICERS
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . .  INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
  (d)                            INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
                         SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . .  Prospectus; CONVERSION OF CLASS B SHARES
19  . . . . . . . . . . . . . . . . . . . . Prospectus;
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
20  . . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . PERFORMANCE
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
        Thornburg Intermediate Municipal Fund
                 [Institutional Class]
      Thornburg Limited Term U.S. Government Fund
                 [Institutional Class]
          Thornburg Limited Term Income Fund
                 [Institutional Class]
                 Thornburg Value Fund
                 [Institutional Class]

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . .  ORGANIZATION OF THE FUNDS;
                                            TMC and TSC
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . .  Cover Page
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . . Cover Page;
                      YOUR ACCOUNT - Buying Fund Shares
7 (a) . . . . . . . . . . . . .  ADDITIONAL INFORMATION
  (b), (c), (d) . . . . . . . . . . . . . YOUR ACCOUNT;
                                    TRANSACTION DETAILS
8 (a), (b), (c) and (d) . . . . . . SELLING FUND SHARES
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . .  Cover Page
13  . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
14  . . . . . . . . . . . . . . . . . . . .  MANAGEMENT
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16  .INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS
                AND ADMINISTRATIVE SERVICES AGREEMENTS;

17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . .  Prospectus
20  . . . . . . . . . . . . . . . . . . . . . . . TAXES
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . YIELD AND PERFORMANCE INFORMATION
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEET
    ("Thornburg New York Intermediate Municipal Fund"
                  [Class A shares])

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . .Special Considerations Affecting
                                    Single-State Funds;
                              Organization of the Funds
                              Organization of the Funds
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . .  INVESTMENT LIMITATIONS
  (c) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
                     Investment Policies and Techniques
14 (a), (b) . . . . . . . . . . . . . . . .  MANAGEMENT
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c)  . . . . . . . . . INVESTMENT ADVISORY
                AND ADMINISTRATIVE SERVICES AGREEMENTS;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . INVESTMENT ADVISORY
                 AND ADMINISTRATIVE SERVICES AGREEMENTS
                                      and SERVICE PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . .  NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . . . . . .  Not Applicable

                                 PART A











              THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND






                                PROSPECTUS
                              __________, 1997


NOT FDIC-                                          MAY LOSE VALUE
INSURED                                         NO BANK GUARANTEE

THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
Prospectus
June ___, 1997

Thornburg New York Intermediate Municipal Fund is a separate investment portfolio ("Fund") offered through this prospectus by Thornburg Investment Trust.

The Fund is managed by Thornburg Management Company, Inc. (TMC) and offers Class A shares through this Prospectus, which are sold at net asset value plus an initial sales charge imposed at the time of sale. See "Your Account-Buying Fund Shares," beginning on page ___.

The Fund has the objective of providing, through investment in a professionally managed portfolio of Municipal Obligations, as high a level of current income exempt from federal, New York state and New York City personal income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital.

The Fund will invest primarily in Municipal Obligations originating in New York State, with the objective of having interest dividends paid to individual shareholders exempt from individual income taxes imposed by the state and New York City. The Fund will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Fund will expect lower yields than those received on long term bond portfolios, while seeking higher yields and expecting higher share price volatility than mutual funds with short term portfolios. During temporary periods the portfolio maturity of the Fund may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase, subject to the limitation on the average maturity of the Fund. There can be no assurance that the Fund's objectives will be achieved.

This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. It should be read and retained for further reference. Additional information about the Fund is contained in a Statement of Additional Information dated __________, 1997. The Statement of Additional Information has been filed with the Securities and Exchange Commission and may be obtained at no charge by contacting Thornburg Securities Corporation, 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, 800-847-0200. This Prospectus incorporates by reference the Statement of Additional Information.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES INVOLVE INVESTMENT RISKS (INCLUDING POSSIBLE LOSS OF PRINCIPAL), AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY.

                             TABLE OF CONTENTS

 1          Expense Information

__          Investment Objectives and Policies

__          Your Account - Buying Fund Shares

__          Selling Fund Shares

__          Investor Services, Transaction Services

__          Shareholder and Account Policies

__          Taxes

__          Service Plan

__          Transaction Details

__          Exchange Restrictions

__          Performance

__          Organization of the Fund

__          Thornburg Management Company, Inc.
            and Thornburg Securities Corporation

__          Additional Information

NOTES



                                  <LOGO>

EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases              3.50%
(as a percentage of offering price)

Maximum Deferred Sales Charge on Redemptions   0.50 <F1>
(as a percentage of redemption proceeds or
 original purchase price, whichever is lower)

<F1> Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)             Example: You would pay the following expenses
                                                    on a $1,000 investment, assuming the Fund's
                                                    expense ratio remains the same, a 5% annual
                                                    return, and redemption at the end of each
                                                    time period. The figures do not reflect the
                                                    contingent deferred sales charge of .5%
                                                    imposed on redemptions of purchases greater
                                                    than $1 million Thornburg New York within
                                                    1 year of purchase.
Intermediate
Municipal Fund                                               One Year  3 Years
------------------                                           --------  -------

Management Fees                 .50%                Class A    $45       $66
12b-1 Fees                      .25%
Other Expenses (after           .25%
 assumption of expenses)*      -----
Total Fund Operating Expenses  1.00%

     * Expenses reflect rounding.  Other expenses are estimated for the current fiscal year and reflect an estimated assumption of a portion
       of these expenses by TMC.   Absent the assumption of expenses, the
       other expenses are estimated to be .59%, and the total fund operating expenses would be 1.34. TMC's assumption of expenses may be terminated or reduced at any time.


EXPLANATION OF TABLES

THE INFORMATION IN THE TABLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN. The expense figures shown in the tables above are presented to assist the investor in understanding the various costs that an investor in the Fund will bear, directly or indirectly. The Fund's investment adviser may not assume Fund expenses in the future.

                                                                           1

INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal personal income tax and New York State and New York City personal income taxes as is consistent, in the view of TMC, with preservation of capital. The secondary objective of the Fund is to reduce fluctuations in net asset value relative to long-term municipal bond portfolios, while seeking higher yields than short term portfolios of municipal obligations expect to receive. There is a risk in all investments, however, and there is no assurance that the Fund's objectives will be achieved. Income otherwise exempt from federal income tax may be subject to the federal alternative minimum tax, and distributions from gains attributable to market discount are characterized as ordinary income for federal income tax purposes. The primary and secondary investment objectives of the Fund are fundamental policies of the Fund, and may not be changed without a vote of the Fund's shareholders.

The Fund will pursue its primary objective by investing in a portfolio of investment grade or equivalent obligations which are issued by New York State and state agencies, and local governments and agencies, and by United States territories and possessions ("Municipal Obligations"). Municipal Obligations are discussed below under the caption "Municipal Obligations," and investment grade ratings are discussed below under the caption "Investment Ratings."

The Fund will seek to achieve its secondary objective of obtaining lower share price fluctuation than a long-term portfolio and obtaining higher yields than a short term portfolio by maintaining a dollar-weighted average portfolio maturity normally between three and ten years. The Fund may maintain a portfolio maturity shorter than three years as a defensive strategy during abnormal market conditions. If your sole objective is preservation of capital, then the Fund may not be suitable for you because its net asset value will vary as market interest rates fluctuate. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Except to the extent the Fund is invested in temporary investments for defensive purposes, the objective of the Fund under normal conditions is to invest 100% of its net assets in Municipal Obligations. As a fundamental policy which may not be changed without a vote of the Fund's shareholders, the Fund must normally invest at least 80% of its net assets in Municipal
Obligations. Under normal conditions the Fund will invest 100%, and as a matter of fundamental policy, will invest at least 65% of its total assets in Municipal Obligations which originate in New York State. The Fund may purchase obligations issued by or on behalf of territories or possessions of the United States and their agencies and instrumentalities.

The Fund has reserved the right to invest up to 20% of its net assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, the Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions. The Fund does not expect to find it necessary to make temporary investments in taxable investments.

MUNICIPAL OBLIGATIONS

Municipal Obligations are obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal
Obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal Obligations may be subject to the alternative minimum tax or state income taxes. See "Federal Taxes."

The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general money market and the Municipal
Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of outstanding
Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Variations in market value of Municipal Obligations held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.
See "How Fund Shares Are Priced." Municipal Obligations often grant the issuer the option to pay off the obligation prior to its final maturity.
Prepayment of Municipal Obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of Municipal Obligations may result in a lower yield to the Fund.
In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of Municipal
Obligations.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially and adversely affected.


VARIABLE RATE SECURITIES; INVERSE FLOATERS; AND DEMAND INSTRUMENTS

The Fund may purchase variable rate Municipal Obligations. These variable rate securities bear rates of interest that are adjusted periodically according to formulas intended to reflect market rates of interest, and these may include "inverse floaters," whose rates vary inversely with changes in market rates of interest. The values of inverse floaters will tend to be more volatile than fixed rate municipal securities having similar credit quality, redemption provisions, and maturity. The Fund will not invest more than 10% of its total assets in securities whose rates vary inversely with changes in market rates of interest. The Fund also may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument.

MUNICIPAL LEASES

The Fund may invest in Municipal Leases. These obligations are used by state and local governments to acquire a wide variety of equipment and facilities.
Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a Municipal Lease held by the Fund, the Lease would lose some or all of its value. Often, the Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying Municipal Lease. Some Municipal
Leases may be illiquid under certain circumstances, and TMC will evaluate the liquidity of each Municipal Lease upon its acquisition by the Fund and periodically while it is held.

SECURITIES RATINGS AND  CREDIT QUALITY

The Fund's assets will normally consist of (1) Municipal Obligations
(including Municipal Leases) or participation interests therein that are rated at the time of purchase within the four highest grades by Moody's
Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard
& Poor's Corporation ("S&P"), (2) Municipal Obligations (including Municipal
Leases) or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) cash. Securities rated in the described categories are described as "investment grade," and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." According to S&P, for example, BBB bonds normally exhibit adequate protection parameters, although adverse economic conditions or other changes are more likely to lead to a weakened capacity compared to higher rated categories, and AAA bonds exhibit extremely strong capacity.
Securities rated Baa are regarded by Moody's as having some speculative characteristics. Securities rated BBB by Fitch are considered to have adequate capacity, although adverse changes in economic conditions and circumstances are more likely to have an adverse impact than for higher rated categories. Please see the Statement of Additional Information for detailed descriptions of these ratings.

Investments in Municipal Obligations may also include (i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk, (ii) tax-exempt commercial paper that is rated within the two highest grades of a rating agency, and (iii) municipal notes that are rated within the two highest grades of a rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes. To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If the Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal
Obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

Credit ratings do not reflect the risk that market values of Municipal
Obligations will fluctuate with changes in interest rates, and credit rating firms may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Accordingly, in addition to using credit rating information, TMC subjects each issue under consideration for investment to its own credit analysis in an effort to assess the issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Fund, and TMC may determine to dispose of portfolio securities upon a change in ratings or adverse events or market conditions not reflected in ratings. TMC evaluates the credit quality of unrated
Municipal Obligations purchased by the Fund under the general supervision of its Trustees, and determines the equivalency of unrated obligations to rated obligations.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase Municipal Obligations on a "when-issued" or delayed delivery basis, which means that the securities are not delivered until a future date that may be as many as 45 days after the Fund has agreed to the purchase. These transactions may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser before delivery of the securities, and at the time of delivery the market value may be less than cost. When the Fund agrees to purchase Municipal Obligations on a "when-issued" basis, it will maintain high grade liquid debt assets equal in value to the purchase price of the "when-issued" securities in a segregated account with its custodian bank.

INVESTMENT RESTRICTIONS

The Fund is subject to the restriction that it will not purchase any investment or enter into any transactions if, as a result, more than 10% of the Fund's net assets will be illiquid investments. The Fund is subject to other investment restrictions, which are described in the Fund's Statement of Additional Information.

SPECIAL CONSIDERATIONS AFFECTING THE FUND

The Fund is a non-diversified series of Thornburg Investment Trust, and therefore may invest more than five percent of its portfolio assets in the securities of a single issuer, provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than five percent of the Trust's total assets would be invested in securities of a single issuer. Because the Fund will purchase primarily Municipal
Obligations originating from within New York, an investment in the Fund may be riskier than an investment in a portfolio of Municipal Obligations from throughout the United States.

New York State has a diverse economy, growing personal income, and strength in consumer spending and tourism, but has not participated uniformly with other regions in the national economic recovery of 1991 through 1997.
Although employment growth is weak, growth in personal income has resulted in some increase in government revenues. The state, however, has not taken advantage of revenue increases to reduce the state's substantial accumulated deficits, and establish reserves. Consequently the financial stability and credit of the state and many of its agencies and political subdivisions could be vulnerable to consumer spending reductions, national economic weakness or changes in federally mandated programs. The state's chronic budget difficulties, while helped recently by some spending reductions, also may be aggravated by tax cuts unless further spending reductions are implemented or the state's economy improves.

YOUR ACCOUNT -
BUYING FUND SHARES IN GENERAL

The Fund currently offers only one class of shares, bit may offer other classes of shares in the future. Each of the Fund's shares represents an equal undivided interest in the Fund's assets.

Shares are sold subject to a sales charge which is deducted at the time you purchase your shares. TSC deducts the sales charge shown in the table on page ___ and invests the balance of your investment at net asset value.

Shares of the Fund may be purchased through investment dealers, brokers or agents ("financial advisors") who have agreements with the Fund's distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. Shares of the Fund are or will be available only in New York State and may be made available in certain other states where the Fund is qualified for sale. All orders are subject to acceptance by the Fund, and the Fund and TSC reserve the right to refuse any order in whole or in part.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed by adding the value of investments, cash and other assets, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING SHARES

When you buy shares the sales charge applicable to your investment is deducted from the price you pay and the balance is invested at NAV. The sales charge is shown in the table below.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent"
(LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table on page ___, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase shares of the Fund with no sales charge if you notify TSC or the Fund's transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

     A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in shares of the Fund covered by this prospectus, up to the amount you previously redeemed.

     AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Fund's custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

     EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees.
     Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

     CUSTOMERS of bank trust departments, companies with trust powers, investment dealers and investment advisors who charge fees for service, including investment dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

     INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

     THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Fund or Distributor.

     PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS
     ACCOUNTS WITH THE FUND provided that such purchases are made by:
     (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal
     Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of the
     Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order:
     (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction.
     Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Fund without notice.

                                                                                      Dealer Concession
                                               Total Sales Charge                   or Agency Commission
                                    As Percentage            As Percentage              As Percentage
                                  of Offering Price       of Net Asset Value          of Offering Price
Thornburg New York
Intermediate Municipal Fund
----------------------------
Less than $50,000.00               3.50%                           3.63%                    3.00%
$50,000 to 99,999.99               3.00%                           3.09%                    2.75%
$100,000 to 249,999.99             2.50%                           2.56%                    2.25%
$250,000 to 499,999.99             2.00%                           2.04%                    1.75%
$500,000 to 999,999.99             1.50%                           1.52%                    1.25%
$1,000,000 and up                  0.00%                           0.00%                     <F*>

<F*> No sales charge will be payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within one year following the share purchase at the rate of 1/2 of 1%. In determining whether such a sales charge is payable and the amount of any charge, it is assumed that shares not subject to the charge are the first redeemed followed by other shares held for the longest period of time. The applicability of these charges will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
--                        -------                  -------
Regular Accounts          $5,000                   $  100
Automatic Investment
 Plans                    $  100                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200.

If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of the Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem shares of the Fund by telephone simply by calling a Fund Customer Service Representative. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Fund's Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to:

 NFDS
 c/o Thornburg Funds
 P.O. Box 419017
 Kansas City, MO 64141-6017

The Fund, TSC, TMC and the Fund's Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Fund's Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Fund or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.

____________________________________________________________________________
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All account types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly
 Send to: NFDS                                   as their names appear on
 c/o Thornburg Funds                             the account, and must
                                                 include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account no.,
                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign the
                                                 letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian

By Telephone              All account types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption feature
                                                 before using it.
                                                  * Minimum Wire $1,000
                                                  * Minimum Check $50.00

By Systematic Withdrawal  All account types      You must sign up for this
 Plan                                            feature to use it.
                                                  * Minimum Account Balance
                                                    $10,000
                                                  * Minimum Check $50.00


INVESTOR SERVICES

Thornburg Funds provides a variety of services to help you manage your account.

Information Services

Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 am to 6:30 pm Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

TRANSACTION SERVICES

Automatic Investment Plan. One easy way to pursue your financial goals is to invest money regularly. Thornburg Funds let you transfer as little as $100 from your bank account into your Fund account on a weekly, monthly or quarterly basis, automatically. Because the Fund's Automatic Investment Plan has a lower minimum than a regular purchase, it is an ideal way for beginning investors to invest in the Fund.

While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Call 1-800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for shares of the Fund.

If you are exchanging from the Fund covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of the Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page ___.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on shares of the Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying shares on a regular basis.

SHAREHOLDER AND ACCOUNT POLICIES

Dividends, Capital Gains, and Taxes
The Fund distributes substantially all of its net income and realized capital gains, if any, to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. The Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
The Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. The Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges.

Turnover and Capital Gains

The Fund does not intend to engage in short-term trading for profits. Nevertheless, when the Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When the Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. The Fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, the Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.


TAXES

Federal Taxes

The Fund intends to qualify under Subchapter M of the Internal Revenue Code (the "Code ") for tax treatment as a regulated investment company, and the Fund intends to continue its qualification so long as qualification is in the best interests of the shareholders. This tax treatment relieves the Fund from paying federal income tax on income which is currently distributed to its shareholders. The Fund also intends to satisfy conditions that will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Individual Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

The Fund's counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal Obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal Obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal Obligations could be determined to be taxable, in most cases retroactively from the date of issuance. Certain matters under the Code, including certain exceptions to the foregoing, are discussed more specifically below.

Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the United States government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable income. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes," below). Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal, state and local taxation of the Fund and the income tax consequences to its shareholders.

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Fund may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are presently uncertain. Some portion of Exempt Interest Dividends may, as a result of these purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

New York State and New York City Personal Income Taxes

Exempt interest dividends paid by the Fund in cash or additional shares, and attributable to interest received by the Fund on Municipal Obligations originating in New York, will be exempt from New York State and New York City personal income taxes. Capital gains distributions and dividends attributable to market discount and interest not received on New York Municipal Obligations will be subject to New York State and New York City personal income taxes. Any gain realized on redemption of Fund shares also will be subject to these taxes.

SERVICE PLAN

The Fund has adopted a Service Plan under which TMC makes payments to securities dealers and other financial institutions and organizations to obtain various shareholder related services. The Service Plan permits the Fund to reimburse TMC for these payments at annual rates up to .25% of its net assets. No assets of any class of the Fund will be used to reimburse expenses attributable to any other class of the same, or any other Fund.

The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares. The Fund does not believe that this prohibition will apply to the commissions described beginning on page ___ or to the plan described above. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the ability of the Fund to market its shares could be impaired to a small extent. In addition, state securities laws on this issue may differ from interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law.

TRANSACTION DETAILS

The Fund is open for business each day the New York Stock Exchange (NYSE) is open. The Fund normally calculates its NAV (and offering price for shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. The Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that he Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page ___. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of the Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Fund does not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. (Except that a CDSC of 1/2 of 1% will be deducted from redemptions of shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * The Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * To the extent consistent with state and federal law, the Fund may make payments of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder.
   It may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

As a shareholder you have the privilege of exchanging shares of the Fund for Class A shares of other Thornburg Funds. However, you should note the following:

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 3.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 1% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Thornburg Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * The Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgement, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Each of the Thornburg Funds reserves the right to terminate or modify any exchange privilege in the future.

PERFORMANCE

YIELD COMPUTATION AND TOTAL RETURN

The Fund may quote its yields and returns in reports, sales literature and advertisements. Any return quoted should not be considered a representation of the return in the future since return figures are based upon historical earnings. Actual performance will vary.

Current yield quotations will include a standardized calculation which computes yield for a 30-day or one-month period by dividing the Fund's net investment income per share during the period by the maximum offering price on the last day of the period and annualizing the result. Provided that any such quotation is also accompanied by the standardized calculation referred to above, the Fund also may quote non-standardized yields for a specified period by dividing the net investment income per share of the Fund for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period and annualizing the result. The primary differences between the yield calculations obtain ed using the standardized performance measure and any non-standardized performance measure will be caused by the following factors:
(1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardize d calculation; (2) The non-standardized calculations may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation will always reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece;
(5) The non-standard return quotation may include the effective return obtained by compounding the monthly dividends.

Average annual total return quotations show the average annual percentage change in value of $1,000 for one, five and ten-year periods unless the Fund has been in existence for a shorter period. Average annual total return includes the effect of paying the maximum sales charge and assumes the reinvestment of all dividends. The Fund also may furnish average annual total return quotations for other periods, or based upon investments at various sales charge levels or at net asset value. Total return quotations show the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Yields and returns described in this section may also be quoted on a "taxable equivalent yield" basis by computing the taxable yield or return which a hypothetical investor subject to a specified income tax rate must realize to receive the same yield or return after taxes. When a taxable equivalent yield is quoted, the following additional information will be furnished: (1) a standardized current yield; (2) the length of and the last day of the base period used in computing the quotation; and (3) a description of the method by which the quotation is computed. Yield and return information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. Comparative information about the yield or distribution rate of the shares of the Fund and a bout average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements and communications of the Fund. Any such comparison will contain information about the differences between the Fund and those investments.

From time to time, in advertisements and other types of literature, the performance of the Fund may be compared to other groups of mutual funds.
This comparative performance ma y be expressed as a ranking or a rating prepared by Lipper Analytical Services, Inc., Donoghue Organization, Inc., Morningstar, Inc., Value Line or other widely recognized independent services which monitor the performance of mutual funds. Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BARRON's, VALUE LINE, the WALL STREET JOURNAL and MORNINGSTAR, and other such publications may also be used. The Fund may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data, or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard benchmarks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments) net asset values or prices and the Fund's (or other investments') investment returns. The Fund also may illustrate or refer to its respective investment portfolios, investment techniques and strategies, and general market or economic trends in advertising or communications to shareholders or prospective shareholders, including reprints of interviews or articles written by or about, and including comments by, Fund managers. These illustrations, references and comments ordinarily will relate to topics addressed in the Fund's Prospectus and Statement of Additional Information.

ORGANIZATION OF THE FUND

The Fund is a nondiversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). The Fund is managed by the investment adviser, Thornburg Management Company, Inc. under the supervision of the Trust's Trustees. The Trust currently has 13 authorized Funds, one of which is described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

The Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Trust will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative voting rights or preemptive rights.

THORNBURG MANAGEMENT COMPANY, INC. AND THORNBURG SECURITIES CORP.

The Fund is managed by Thornburg Management Company, Inc. (TMC). TMC performs investment management services for the Fund under the terms of an Investment Advisory Agreement which specifies that TMC will select investments for the Fund, monitor those investments and the markets generally, and perform related services. TMC also performs administrative services specific to each class of shares of the Fund under an Administrative Services Agreement which requires that TMC will supervise, administer and perform certain administrative services necessary for the maintenance of shareholders. TMC's services to the Fund are supervised by the Trustees of Thornburg Investment Trust.

For the Fund, TMC receives a management fee and an administrative services fee, computed according to the following scales and paid monthly as a percentage of the Fund's average daily net assets:

                                                       Annual
Net Assets                    Annual Investment        Administrative
                              Management Fee           Fee
----------                    -----------------        --------------
0 to $500 million              .50%                  .125%
$500 million to $1 billion     .45%                  .125%
$1 billion to $1.5 billion     .40%                  .125%
$1.5 billion to $2 billion     .35%                  .125%
Over $2 billion                .275%                 .125%

TMC was established in 1982. Today, the Thornburg Funds include Thornburg Value Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Limited Term Municipal Fund National Portfolio, Thornburg Limited Term Municipal Fund California Portfolio, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund and Thornburg Florida Intermediate Municipal Fund, in addition to the Fund covered by this Prospectus. The Thornburg Funds total over $1.6 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

Brian J. McMahon and George Strickland, both of whom are Managing Directors of TMC, have primary responsibility for the day-to-day management of the Fund portfolio. They have held this responsibility since its commencement of investment operations in _________ of 1997. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund.

TMC may, from time to time, agree to waive its fees or to reimburse the Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund if expenses fall below the limit prior to the end of the fiscal year. Fee waivers and expense reimbursements will increase the Fund's yield, and repayment of waivers or reimbursements will lower the Fund's yield.

In addition to TMC's fees, the Fund will pay all other costs and expenses of its operations. The Fund will not bear any costs of sales or promotion incurred in connection with the distribution of its shares, except as provided for under the service plan applicable to the Fund, as described above under "Service Plan."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr. a Trustee and President of the Trust and a Director and Chairman of the Company, is the controlling stockholder of both TMC and TSC.


                          ADDITIONAL INFORMATION

                         Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Fund's independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

                       Custodian and Transfer Agent
The custodian of the Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Fund and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

                              General Counsel
Legal matters in connection with the issuance of shares of the Fund are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.


                            Investment Adviser
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               Distributor
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 Auditor
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                Custodian
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              Transfer Agent
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by the Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. The Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200

                                 PART B


                        THORNBURG INVESTMENT TRUST
                    STATEMENT OF ADDITIONAL INFORMATION
                                    for
              THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico  87501

     Thornburg New York Intermediate Municipal Fund (the "Fund") is a series of Thornburg Investment Trust (the "Trust").

     The Fund's investment adviser is Thornburg Management Company, Inc.
(TMC).

     This Statement of Additional Information relates to the investments proposed to be made by the Fund, investment policies governing the Fund, the Fund's management, and other issues of interest to a prospective purchaser of shares in the Fund.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated ______________, 1997. A copy of the Prospectus may be obtained at no charge by writing to the distributor of the Fund's shares, Thornburg Securities Corporation (TSC), at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     The Trust's name was "Thornburg Income Trust" until October 1, 1995.

     The date of this Statement of Additional Information is _____________, 1997.

                             TABLE OF CONTENTS


                                                                       Page
                                                                       ----
          INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .__
               Municipal Obligations . . . . . . . . . . . . . . . . . .__
               Ratings . . . . . . . . . . . . . . . . . . . . . . . . .__
               Temporary Investments . . . . . . . . . . . . . . . . . .__
               Repurchase Agreements . . . . . . . . . . . . . . . . . .__
               U.S. Government Obligations . . . . . . . . . . . . . . .__

          NEW YORK ECONOMY AND PUBLIC FINANCE . . . . . . . . . . . . . . .
 . . . . __

          INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . .__

          YIELD AND RETURN COMPUTATION:
          Performance and Portfolio Information . . . . . . . . . . . . __
               Computation of Yield and Return - In General . . . . . . __
               Additional Portfolio and Performance Information . . . . __

          DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . __
               Distributions . . . . . . . . . . . . . . . . . . . . . .__
               Federal Income Tax Matters . . . . . . . . . . . . . . . __
               State and Local Tax Aspects . . . . . . . . . . . . . . .__
               Accounts of Shareholders . . . . . . . . . . . . . . . . __

          INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS . .__
               Investment Advisory Agreement . . . . . . . . . . . . . .__
               Administrative Services Agreement . . . . . . . . . . . .__

          SERVICE PLAN . . . . . . . . . . . . . . . . . . . . . . . . .__

          PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . .__

          MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .__

          HOW TO PURCHASE FUND SHARES . . . . . . . . . . . . . . . . . __

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . __

          REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . .__

          DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . __

          INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . .__

          FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .__

                    INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of the Fund is to provide for its shareholders as high a level of current income exempt from Federal, New York State and New York City personal income taxes as is consistent, in the view of the Fund's investment adviser, TMC, with preservation of capital. The secondary investment objective of the Fund is reducing fluctuations in net asset value per share relative to long-term municipal bond portfolios, by maintaining a portfolio with a dollar-weighted average maturity that will normally not exceed three to ten years. There is a risk in all investments, however, and there can be no assurance that the Fund's objectives will be achieved. The objective of preservation of capital may preclude the Fund from obtaining the highest available yields. The Fund was organized on March 12, 1997.

     The dollar-weighted average effective maturity of the Fund's portfolio normally will not exceed three to ten years. Price changes in the Fund's shares therefore can be expected to be more moderate than the per share fluctuations of portfolios with longer-term bonds.

     The Fund will seek to achieve its objectives by investing in a portfolio of obligations issued by New York State and the political subdivisions and the agencies thereof. The Fund may invest in obligations of United States possessions and territories or their agencies and instrumentalities. The Fund may invest more than 5% of its portfolio assets in the securities of a single issuer, provided that it may not purchase any security (other than certain United States government securities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer.

     The Fund's assets will normally consist of (1) Municipal Obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB of Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) Municipal Obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades by Moody's S&P or Fitch, or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Fund will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," page 6. to the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If the Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal Obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Fund is invested in temporary investments for defensive purposes, the Fund will, under normal conditions, invest 100% of its net assets in Municipal Obligations and normally will not invest less than 80% of its net assets in Municipal Obligations. This 80% policy is a fundamental investment policy of the Fund and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions, the Fund will attempt to invest 100%, and as a matter of fundamental policy, will invest at least 65% of its net assets in Municipal Obligations which originate in New York State.

     The ability of the Fund to achieve its investment objectives is dependent upon the continuing ability of issuers of Municipal Obligations in which the Fund invests to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, TMC will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Fund. TMC subjects each issue under consideration for investment to the same or similar credit analysis that TMC applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. The Fund's investment adviser, TMC, reviews data respecting the issuers of the Fund's portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     The Fund has reserved the right to invest up to 20% of its net assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal income tax or income taxes imposed by New York State and New York City. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page 8. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, the Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions. The Fund does not expect to find it necessary to make temporary investments in taxable investments.

     The Fund will not purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed unless approved by a majority of the outstanding shares of the Fund.

     The Fund's investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed by the Trustees without shareholder approval.

Municipal Obligations

     Municipal Obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal Obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "Municipal Obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Fund may invest in a variety of types of Municipal Obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are Municipal Obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such Letters of Credit, guarantees or insurance will be considered in determining whether a Municipal Obligation meets the Fund's investment criteria. See the Prospectus under the caption "Investment Objectives and Policies - Municipal Obligations."
The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Fund also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a Municipal Obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the Municipal Obligation in such unit, or an equal aggregate principal amount of another Municipal Obligation of the same issuer, issue and maturity as such Municipal Obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a Municipal Obligation, based upon an accompanying opinion of counsel. The Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by TMC to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by TMC under the supervision of the Trustees.

     The Fund also may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time the Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Fund will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     TMC will evaluate the liquidity of each Municipal Lease upon its acquisition and periodically while it is held based upon factors established by the Trustees, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated Municipal Lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying Municipal Lease is unrated, if TMC determines that the Municipal Lease is readily marketable because it is backed by such letter of credit or insurance policy.

     The Fund will seek to reduce further the special risks associated with investment in Municipal Leases by investing in Municipal Leases only where, in TMC's opinion, certain factors established by the Trustees have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the Municipal Lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date,
(iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated,
(iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the Municipal Lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Fund that satisfy such criteria.

     Municipal Leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee.
Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     The Fund will not invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) Municipal Leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by TMC to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days, (3) securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, and
(4) other securities or participations not considered readily marketable by the Fund, provided that for purposes of the foregoing an unrated Municipal Lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Fund. Moreover, the value of the Fund's portfolio may be affected. The Fund could be compelled to reevaluate its investment objectives and policies and submit possible changes in the structure of the Fund for the approval of shareholders.

     The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of Municipal Obligations held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest.
Whereas BBB rated Municipal Obligations they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
 Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments

     The Fund has reserved the right to invest up to 20% of its net assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Distributions and Tax Matters." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P;
(iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. Investments in repurchase agreements are limited to 5% of the Fund's net assets. See "Repurchase Agreements." In addition, temporary taxable investments may exceed 20% of the Fund's net assets when made for defensive purposes during periods of abnormal market conditions. The Fund does not expect to find it necessary to make such temporary investments.

Repurchase Agreements

     The Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. The Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Fund will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. The risk to the Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. The Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Fund's investment adviser will monitor the value of the collateral at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, the investment adviser will demand additional collateral from the seller to increase the value of the collateral to at least that of the repurchase price.

U.S. Government Obligations

     The Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

NEW YORK ECONOMY AND PUBLIC FINANCE

     New York has enjoyed increased tax revenues recently from a growth in personal income, continued strong performance in financial services, strong consumer spending and tourism. Further, current state spending estimates appear reasonable in view of these revenue increases. Medicaid cost containments, slowing health care cost increases, abatement of public assistance costs and other cost reduction measures also have permitted the state and local governments generally to meet their obligations.

     The current financial stability could be upset by a number of factors, however. Costs which are currently contained could increase if the state's economy falters. Public assistance costs and health care expense could increase if unemployment increases. Economic difficulties also could reduce economic activity and consumer spending, reducing tax revenues in a period when governmental costs likely would increase.

     The state also has enacted tax decreases, which will reduce revenue in fiscal 1997 by an estimated $2.3 billion with an additional revenue loss of $2.2 billion projected for fiscal 1998. Additional legislation in fiscal 1997 will make additional estimated reductions in fiscal 1997 and 1998 revenue of $83 million and $178 million, respectively. In the same regard, the state likely will have a natural growth in spending in coming years, and will have to find additional revenues to cover expenditures financed with approximately $1.3 billion in nonrecurring revenues in fiscal 1996.

     The ability of the state to respond to these challenges may be impaired significantly, particularly if the economy weakens, because the state and some local governments have failed to take advantage of the recent stronger economy and increased public revenue to improve public finances. Although the state had an approximate $445 million cash balance at the end of fiscal 1996, the state's accumulated deficit was not reduced significantly in fiscal 1996, and amounted to approximately $2.93 billion. In fiscal 1997 the state continued to enjoy revenue increases, but these enhanced revenues have been used for current spending instead of debt retirement and creation of reserves. Moreover, the state's undisciplined budget process continues to rely on one time fixes and invasion of off-budget funds to achieve short-term budget balance, at the expense of fiscally responsible long-term solutions to the state's chronic budget deficit.

     Potential difficulties in this respect could be further aggravated by the state's endemic inability to complete timely its annual budget process. The state did not enact its fiscal 1997 budget until July 13, 1996, 104 days after the beginning of the fiscal year on April 1, 1996. The 104 day delay is the longest delay the state has endured in adopting a budget and the longest delay for any state. Budget negotiations were linked to the adoption of other non-budget legislation, including reform of worker's compensation laws and enactment of a new hospital rate setting scheme to replace the existing program (NYPHRM -- the New York Prospective Hospital Reimbursement Methodology). Negotiations between the legislature and the governor on these issues were deadlocked and delayed adoption of the budget. In order to provide for the continued functioning of state government services during the budget delay, the governor and legislature periodically enacted special emergency legislation with specific limited appropriations to fund state worker payrolls, Medicaid and welfare payments, and other special needs as they arose.

     The state's structural budget deficit and chronic inability to adopt timely budgets also disrupt financial planning by local governments, state agencies, contract agencies and private vendors. Many of these entities are unable to plan effectively, and may incur additional interest costs for short-term cash flow borrowings.

                          INVESTMENT LIMITATIONS

     The Fund has adopted the following fundamental investment policies which may not be changed unless approved by a majority of the outstanding shares of the Fund. Under the Investment Company Act of 1940 (the "Act"), a "vote of the majority of the outstanding voting securities" of a particular Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of such series are represented at the meeting in person or by proxy.

     The Fund may not:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus under the caption "Investment Objective and Policies";

     (2) Purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus under the captions "Investment Objectives and Policies -- Municipal Obligations";

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of TMC, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities (including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs (2) and 12 above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with the Fund as described in the Prospectus under the caption "Investment Objective and Policies -- Municipal Obligations" shall not be deemed an "issuer" of a security or a "guarantor" pursuant to such agreement.

     With respect to temporary investments, in addition to the foregoing limitations the Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although the Fund has the right to pledge, mortgage or hypothecate their assets in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, it will dispose of such assets as promptly as possible.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holder of the outstanding voting securities of series investment companies such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund or "series" affected by the matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a such a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series deemed not to be affected. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors and trustees from the separate voting requirements of the Rule.



                      YIELD AND RETURN COMPUTATION:
                   Performance and Portfolio Information

Computation of Yield and Return - In General

     The return or yield of the Fund of the Trust may, from time to time, be quoted in reports, sales literature and advertisements published by the Fund, the Fund's principal underwriter, or investment dealers offering shares issued by the Trust. Any such quotation must include a standardized calculation which computes yield for a 30-day or one month period by dividing a portfolio's net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation may include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. Provided that any such quotation also is accompanied by the standardized calculation referred to above, any Fund of the Trust also may quote non-standardized performance data of its classes for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation net investment income will include accrued interest income plus or minus any amortized purchases discount or premium less accrued expenses. The primary differences between the yield calculations obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value. Amortization of premium based upon historical cost is required by the Internal Revenue Service for tax reporting purposes; (3) The non-standardized calculation may reflect the average offering price per share for the period of the beginning offering price per share for the period, whereas the standardized calculation will always reflect the maximum offering price per share on the last day of the period; (4) the non-standardized calculation may reflect an offering price per share other than the maximum offering price; provided that any time the Fund's performance is quoted in reports, sales literature or advertisements using a public offering price, the performance computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized performance quotation may include the effective return obtained by compounding the monthly dividends.

     Any performance computation also must include average annual total return quotations for the 1, 5 and 10 year periods ended on the date of the most recent balance sheet included in the registration statement, computed by finding the average annual compounded rates of return over such periods which would equate the initial amount invested at the maximum public offering price to the ending redeemable value. To the extent that a fund or a class has been in operation less than 1, 5 and 10 years, the time period during which the fund or the class has been in operation will be substituted for any 1, 5 or 10 year period for which a total return quotation is not obtainable.

     Yield or total return quotations described in this section also may be quoted on a "taxable equivalent yield" basis, provided that the following information is furnished: (1) a standardized taxable equivalent yield based on a 30-day or one month period ended on the date of the most recent balance sheet included in the registration statement; (2) the length of and the last day of the base period used in computing the quotation; and (3) a description of the method by which the quotation is computed.

Additional Portfolio and Performance Information

     The Fund also may illustrate performance or the characteristics of its investment portfolio or classes of the Fund through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments,
(ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

                          DISTRIBUTIONS AND TAXES

Distributions

     All of the net income of the Fund is declared daily as a dividend on shares for which it has received payment. Net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Dividends are paid monthly and are reinvested in additional shares of the Fund at the net asset value per share at the close of business on the dividend payment date or, at the shareholder's option, paid in cash. Net realized capital gains, if any, will be distributed annually and reinvested in additional shares of the Fund at the net asset value per share at the close of business on the distribution date, or, at the shareholder's option, paid in cash. See "Accounts of Shareholders."

Federal Income Tax Matters

     The Fund intends to qualify under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. This tax treatment relieves the Fund from paying federal income tax on income which is currently distributed to its shareholders. The Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may be applicable.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares is not deductible. Under rules issued by the Department of the Treasury for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Investors with questions regarding this issue should consult with their own tax advisers.

     Shares of the Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds (including any Municipal Lease that may be deemed to constitute an industrial development bond) or persons related to such "substantial users." Such persons should consult their own tax advisers before investing in Fund shares.

     Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), amounts attributable to market discount on bonds and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     Any net long-term capital gains realized by the Fund, whether distributed in cash or reinvested in additional shares, must be treated as long-term capital gains by shareholders regardless of the length of time investors have held their shares. If the Fund should have net undistributed capital gains in any year, the Fund would pay the tax on such gains and each shareholder would be deemed, for federal tax purposes, to have paid his or her pro rata share of such tax.

     If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, (i) the Fund would incur a regular corporate federal income tax upon its net interest income, other than interest income from Municipal Obligations, for that year, and (ii) distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current or accumulated earnings or profits. The Fund would fail to qualify under Subchapter M if, among other requirements, in any year (i) 30% or more of its gross income were derived from the sale or other disposition of securities held for less than three months, (ii) less than 90% of the Fund's gross income were derived from specified income sources such as dividends, interest and gains from the disposition of stock or securities or (iii) the Fund fails to satisfy the diversification of investments requirement of the Code and fails to timely cure the failure. Furthermore, the Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of that Fund's total assets consisted of assets other than Municipal Obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, the Fund could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     If the Fund has both tax-exempt and taxable interest, it will use the "actual earned method" for determining the designated percentage that is taxable income and designate the use of that method within 45 days after the end of the Fund's taxable year. Under this method, the ratio of taxable income earned during the period for which a distribution was made to total income earned during the period determines the percentage of the distribution designated taxable. The percentages of income, if any, designated as taxable will under this method vary from distribution to distribution.

     The Tax Reform Act of 1986 imposed a nondeductible excise tax on regulated investment companies if they fail to satisfy certain minimum distribution requirements. This excise tax should not have a material adverse effect on Fund operations, because each Fund intends to distribute all of its net income each year.

     Although the Fund currently offers one class of shares at the date of this Statement of Additional Information, the Fund's Trustees are authorized to divide the shares into other separate series and classes, and to establish additional portfolios pertaining to each series. Each additional series of shares would relate to a separate investment portfolio that would be different from the Fund covered by this Statement of Additional Information. The Trust expects that it may create other separate state or regional portfolios with investments concentrated in a particular state or region.
The additional separate portfolios may be attractive for investors seeking to concentrate their investments and to minimize their liability for state income taxes on interest income earned by the respective portfolios or for minimizing taxes on intangibles, depending upon the particular states. Separate series of the Trust will be treated under the Code as separate corporations except with respect to the definitional requirements under
Section 851 (a) of the Code. The legislative history of the Tax Reform Act of 1986, which amended the Code, indicates that the term "fund" means a segregated portfolio of assets, the beneficial interest of which is owned by the holders of a class or series of stock of the regulated investment company that is preferred over all other classes or series in respect of such portfolio of assets. The capital gains and losses of each series will belong solely to the holders of the shares of that series and will not be aggregated with the capital gains and losses of other series.

     As is the case with other types of income, including other tax-exempt interest income, Exempt Interest Dividends received by an individual shareholder will be added to his or her "modified adjusted gross income" in determining what portion, if any, of the individual's Social Security benefits will be subject to federal income taxation. Shareholders are advised to consult their own tax advisers as to the effect of this treatment.

     The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code issued after August 7, 1986 (in certain cases, after September 1, 1986) as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Fund may purchase private activity bonds which are subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of those purchases are uncertain. Some portion of Exempt Interest Dividends may, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of that treatment.

     For taxable years beginning after 1989, the Code provides that the use of adjusted net book income will be replaced by the use of adjusted current earnings in computing corporate taxes. The adjusted current earnings of a corporation will include Exempt Interest Dividends in calculating the alternative minimum tax on corporations to the extent that such Dividends are not otherwise treated as a preference item for the reasons discussed above. Exempt Interest Dividends are included in effectively connected earnings and profits for purposes of computing the branch profits tax on certain foreign corporations doing business in the United States.

     Redemption or resale of shares will be a taxable transaction for federal income tax purposes and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount realized by the shareholder on the redemption or resale. Assuming that the shareholder holds the shares as a capital asset, the gain or loss will be a capital gain or loss and will be long term if the shares were held for more than 12 months.

     The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences to shareholders of an investment in the Fund. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different.

State and Local Tax Aspects

     Exempt Interest Dividends paid by the Fund and attributable to interest received by the Fund on Municipal Obligations originating in New York, will be exempt from personal income taxes imposed by New York State and New York City on individuals resident in the state and the city, respectively. Exempt Interest Dividends attributable to other Municipal Obligations, and dividends attributable to interest on any taxable temporary investments and market discount will not be exempt from those income taxes. Net capital gains distributions by the Fund, if any, will be subject to New York State and New York City personal income taxes, and gains realized on share redemptions similarly will be subject to these taxes. Interest on indebtedness incurred to purchase Fund shares will not be deductible in computing New York State and New York City personal income taxes. Prospective investors are urged to confer with their tax advisors to determine the specific tax consequences of their investment in Fund shares. In particular, investors who are not individuals should understand that the foregoing brief outline relates to personal income taxes, and that a tax advisor should be consulted to determine the tax consequences to those investors of holding Fund shares.

Accounts of Shareholders

     When an investor makes an initial investment in shares of the Fund, the Transfer Agent will open an account on the books of the Fund, and the investor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor will receive a confirmation statement giving complete details of the transaction. Shareholders will also receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide the information for purposes described in the Prospectus under the caption "Taxes."

     The monthly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.

     The issuance and delivery of certificates for shares is unnecessary, and shareholders are thereby relieved of the responsibility of safekeeping. Upon written request to the Transfer Agent, a certificate will be issued for any or all of the full shares credited to a shareholder's account. Certificates which have been issued to a shareholder may be returned at any time for credit to his or her account.

        INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to the Investment Advisory Agreement for the Fund, Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (TMC), will act as the investment adviser for, and will manage the investment and reinvestment of the assets of the Fund in accordance with its investment objectives and policies, subject to the general supervision and control of the Fund's Trustees.

     TMC is investment adviser for Thornburg Limited Term Municipal Fund, Inc., a series investment company with two fund series having aggregate assets of approximately $1,030,602,000 as of June 30, 1996. TMC also acts as investment adviser for Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund and Thornburg Value Fund, separate series of the Trust which had assets of $142,299,000, $26,925,000, $254,402,000, $131,307,000,
$19,501,000 and $16,704,000, respectively, as of September 30, 1996. TMC is also a sub-adviser for Daily Tax-Free Income Fund, Inc., a registered investment company.

     TMC will provide continuous professional investment supervision under the Investment Advisory Agreement. In addition to managing the Fund's investments, TMC will administer the Fund's business affairs, provide office facilities and certain related services. Pursuant to the Investment Advisory Agreement, the Fund will pay to TMC a monthly management fee at an annual percentage rate displayed in the Prospectus. All fees and expenses are accrued daily and deducted before payment of dividends to investors. In addition to the investment management fee of TMC, the Fund will pay all other costs and expenses of its operations. The Fund also will bear the expenses of registering and qualifying the Fund and the shares for distribution under federal and state securities laws, including legal fees.

     The Investment Advisory Agreement was approved for the Fund on March 12, 1997 by the Trustees of the Fund, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or TMC, and became effective for the Fund on _________________, 1997. The initial term of this Agreement is two years, with extensions for successive 12-month periods, provided that the continuation for the Fund is approved at least annually by a majority of the Trustees who are not "interested" within the meaning of the Investment Company Act of 1940 or by a vote of the majority of the Fund's shares then outstanding.

     The Agreement may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of TMC to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of TMC, or of reckless disregard of its obligations and duties under the Agreement, TMC will not be liable for any action or failure to act in accordance with its duties thereunder.



Administrative Services Agreements

     Administrative services are provided to each class of shares issued by the Fund under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulated regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to the Fund's sole class of shares provides that the class will pay a fee calculated at an annual percentage of
 .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by TMC.

     The agreement applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

     H. Garrett Thornburg, Jr., Chairman and a Trustee of the Trust, is also a Director and controlling stockholder of TMC.

                               SERVICE PLAN

     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A shares of the Fund. The Plan permits the Fund to pay to TMC (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets (plus any applicable sales, use, gross receipts, value added or other tax which may be imposed on the reimbursing member) attributable to the class of shares to reimburse TMC for specific expenses incurred by it in connection with certain shareholder services and the distribution of that class's shares to investors. TMC may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation , to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services.
The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Fund and transactions with the Fund. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to TMC in later years.

     The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares, but the Fund does not believe that this prohibition will apply to the arrangements described in the Plan. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the Fund's ability to market their shares could be impaired to a small extent. The Fund does not foresee that it will give preference to banks or other depository institutions which receive payments from TMC when selecting investments for the Fund.

     The Plan continues in effect for periods of 12 months each unless terminated pursuant to its terms and may be continued from year to year thereafter, provided that the continuance is approved at lease annually by a vote of a majority of the Trustees, including a majority of the independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Plan also may be terminated at any time, without penalty, if a majority of the independent Trustees or shareholders of the Fund class vote to terminate the Plan for that class. So long as the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Trustees who are not "interested persons." The Plan may not be amended to increase materially the amount of the Fund's payments thereunder without approval of the shareholders of the affected classes. Under the Plan, the investment adviser or the principal underwriter (as the case may be), or the Fund, by a vote of a majority of the independent Trustees or of the holders of a majority of the outstanding shares, may terminate the provisions retaining the services of TMC or TSC under the Plan, without penalty. The Trustees have the authority to approve continuance of the Plan without similarly approving a continuance of the provisions retaining TMC or TSC thereunder.

     To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it will remain in effect as such, so as to authorize the use of the Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it will terminate automatically in the event of an "assignment." Upon termination, no further payments may be made under the agreement except for amounts previously accrued by unpaid. The Fund may continue to make payments pursuant to the Plan of the amounts authorized to be paid, which may or may not be to TMC or TSC, as the case may be, or the adoption of other similar arrangements, in each case by the Fund's Trustees, including a majority of the independent Trustees by vote cast in person at a meeting called for that purpose.

     Information regarding the services rendered under the Plan and the amounts paid therefor is provided to, and reviewed by, the Trustees on a quarterly basis.

                          PORTFOLIO TRANSACTIONS

     TMC, in effecting purchases and sales of portfolio securities for the accounts of the Fund, will place orders in such manner as, in the opinion of TMC, will offer the best price and market for the execution of each transaction. Securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Fund to select dealers which, in addition, furnish research information (primarily credit analyses of issuers) and statistical and other services to TMC. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to TMC's own research efforts, the receipt of research information is not expected significantly to reduce TMC's expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, TMC may also give consideration to those firms which have sold or are selling shares of the Fund. While TMC will be primarily responsible for the placement of the Fund's business, the policies and practices of TMC in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

     TMC reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, TMC will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Trustees that the benefits available from TMC's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trustees will review simultaneous transactions.

                   MANAGEMENT AND HOLDERS OF SECURITIES

     The management of the Fund, including general supervision of the duties performed by TMC under the Investment Advisory Agreements, is the responsibility of its Trustees. There are six Trustees, two of whom are "interested persons." The names of the Trustees and officers and their principal occupations and other affiliations during the past five years are set forth below, with the Trustees who are "interested persons" of the Fund indicated by asterisks:


Name / Position / Principal Occupation During Past 5 Years
----------------------------------------------------------

H. Garrett Thornburg, Jr.,* 50 / Trustee, President / Director, Chairman (since January of 1987) and Treasurer of Thornburg Limited Term Municipal Fund, Inc. (a mutual fund investing in certain municipal securities) since its inception in 1984; Chairman and Director of Thornburg Mortgage Advisory Corporation since its formation in 1989; Chairman and Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since its formation in 1993; Executive Vice President of Daily Tax Free Income Fund, Inc. (mutual fund) since its formation in 1982 and a Director from 1982 to June 1993; President and Director of TMC since its formation in 1982.

David A. Ater, 51 / Trustee / Principal in Ater & Ater Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate) since 1990; owner, developer and broker for various real estate projects; Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since 1994.

J. Burchenal Ault, 70 / Trustee / Independent Fund Raising Counsel, May 1986 to present; Trustee, Woodrow Wilson International Center for Scholars; Provost, St. John's College, Santa Fe, New Mexico, from 1986 through May 1991; Director of Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Director of Farrar, Strauss & Giroux (publishers) since 1968.

Forrest S. Smith, 66 / Trustee / Attorney in private practice, Santa Fe, New Mexico; shareholder Catron, Catron & Sawtell (law firm), Santa Fe, New Mexico, 1988 to present.

Brian J. McMahon,* 41 / Trustee, Vice President and Assistant Secretary / President of Thornburg Limited Term Municipal Fund, Inc. since January, 1987; Managing Director of TMC since December 1985 and a Vice President since April 1984.

James W. Weyhrauch, 37 / Trustee / Executive Vice President and Director, Nambe' Mills, Inc. (manufacturer), Santa Fe, New Mexico, 1986 to present.

Steven J. Bohlin, 37 / Vice President and Treasurer / Vice President of Thornburg Limited Term Municipal Fund, Inc. since November 1988 and Assistant Vice President from 1985 to November 1988; Managing Director of TMC since December 1990 and Vice President since December 1988.

Dawn B. Shapland, 49 / Secretary and Assistant Treasurer / Secretary, Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Vice President, Daily Tax Free Income Fund, Inc. since 1989; Managing Director of TMC since 1985 and a Vice President since January 1984.

William Fries, 57 / Vice President / Managing Director of TMC since May 1995 and Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1995; Vice President of USAA Investment Management Company from 1982 to 1995.

Ken Ziesenheim, 42 / Vice President / Managing Director of TMC since 1995 and Vice President of Thornburg Limited Term Municipal Fund, Inc. since 1995; President of Thornburg Securities Corporation since 1995; Senior Vice President of Financial Services, Raymond James & Associates, Inc. from 1991 to 1995.

George Strickland, 33 / Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since July 1991 and a Managing Director commencing in 1996; Investor Representative, Calvert Group, Washington, D.C., 1989 to 1991.

Susan Rossi, 35 / Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since June 1990.

Jonathan Ullrich, 27 / Assistant Vice President / Assistant Vice President of Thornburg Limited Municipal Fund, Inc. since July 1992; Associate, of TMC since September 1991; student, Brown University, 1987 to 1991.

Christine E. Thompson, 30 / Assistant Vice President / Assistant Vice President, Thornburg Limited Term Municipal Fund, Inc. since June 1993; Associate of TMC since June 1992; Office Manager, Town and Country Janitorial Services, Inc., Greenland, New Hampshire, September 1991 to February 1992; Salesperson and later Department Manager, The Harvard Cooperative society, Cambridge, Massachusetts, May, 1990 to September, 1991.

     The business address of each person listed is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Mr. Thornburg is a Director of TSC.

     The officers and Trustees affiliated with TMC will serve without any compensation from the Fund. The Trust currently pays each Trustee who is not an employee of TMC or an affiliated company a quarterly fee of $1,000 plus a fee of $500 for each meeting of the Trustees attended by the Trustee, pays an annual stipend of $1,000 to each Trustee who serves on the audit committee or any other committee the Trustees may establish, and reimburses Trustees for travel and out-of-pocket expenses incurred in connection with attending meetings. For the fiscal year ended September 30, 1996, the Trust paid the following amounts as compensation to Trustees:

                         Pension or
                         Retirement        Estimated      Total
           Aggregate     Benefits          Annual         Compensation
           Compensation  Accrued as        Benefits       from Trust and
           from          Part of           Upon           Fund Complex
Trustee    Trust         Fund Expenses     Retirement     Paid to Trustee
--------   ------------  -------------     -------------  ---------------
David A.       $7,500      - 0 -             - 0 -         $7,500
Ater

J. Burchenal   $7,500      - 0 -             - 0 -        $14,000
Ault

Forrest S.     $7,500      - 0 -             - 0 -         $7,500
Smith

James W.       $3,000      - 0  -            - 0 -         $3,000
Weyhrauch

The Trust does not pay retirement or pension benefits.

                        HOW TO PURCHASE FUND SHARES

     Procedures with respect to the manner in which shares of the Fund may be purchased and how the offering price is determined are set forth in the Prospectus under the caption "BUYING FUND SHARES IN GENERAL."

     The Prospectus states that certain classes of investors, specified below, may purchase shares of the Fund at variations to the Public Scale. The Trust may change or eliminate these variations at any time.

     (1) Existing shareholders of the Fund may purchase shares upon the reinvestment of dividends and capital gains distributions with no sales charge. This practice is followed by many investment funds that charge sales loads for new investments.

     (2) Shareholders of the Fund who have redeemed all or any portion of their investment in shares of the Fund may purchase shares with no sales charge up to the maximum dollar amount of their shares redeemed within 24 months of the redemption date, provided that the shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that such a purchase would qualify for this variation to the Public Scale. Similar notifications must be made in writing by the dealer, the broker, or the shareholder when the order is placed by mail. The sales charge will not be eliminated if notification is not furnished at the time of the order or a review of TSC's or the Transfer Agent's records fail to confirm the investor's represented previous holdings.

     (3) Persons may purchase shares of the Fund at no sales charge if they redeem shares of the Fund or Class A shares of any other series of Thornburg Investment Trust, or of any series of Thornburg Limited Term Municipal Fund, Inc., and reinvest some or all of the proceeds within 24 months. The shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase qualifies for this variation to the Public Scale.

     The special classes of shareholders in subsections (2) and (3) above were created as a convenience for those shareholders who invest in the Fund and subsequently make a decision to redeem all or part of their investment for a temporary period. In some cases, the existence of this special class of shareholders will act as further inducement for certain individuals to make an initial investment in the Fund, particularly if those investors feel that they might have a temporary need to redeem all or part of their investment in the coming years. Shareholders who have previously invested in funds managed by TMC are more familiar than the general public with the Fund, its investment objectives, and its results. The costs to TSC of its marketing to these individuals and maintaining the records of their prior investment are minimal compared to the costs of marketing the Fund to the public at large.

     (4) Officers, Trustees, directors and employees of the Trust, TMC, TSC, the Custodian and Transfer Agent, and counsel to the Trust, while in such capacities, and members of their families, including trusts for the benefit of the foregoing, may purchase shares of the Fund with no sales charge, provided that they notify TSC or the Transfer Agent at the time an order is placed that a purchase will qualify for this variation from the Public Scale. The sales charge will not be eliminated if the notification is not furnished at the time of the order or a review of Fund records fails to confirm that the investor's representation is correct. The reduced sales charge to these persons is based upon the Trust's view that their familiarity with and loyalty to the Fund will require less selling effort by the Fund, such as a solicitation and detailed explanation of the conceptual structure of the Fund, and less sales-related expenses, such as advertising expenses, computer time, paper work, secretarial needs, postage and telephone costs, than are required for the sale of shares to the general public. Inclusion of the families of these persons is based upon the Trust's view that the same economies exist for sales of shares to family members.

     (5) Employees of brokerage firms who are members in good standing with the National Association of Securities Dealers, Inc. ("NASD"), employees of financial planning firms who place orders for the Fund placed directly with the Transfer Agent or TSC and through a broker/dealer who is a member in good standing with the NASD, and employees of eligible non-NASD members which accept orders for shares of the Fund on an agency basis and clear those orders through a broker/dealer who is a member in good standing with NASD, and their families, including trusts for the benefit of the foregoing, may purchase shares of the Fund for themselves with no sales charge, provided that (i) the order must be through a NASD member firm which has entered into an agreement with TSC to distribute shares of the Fund, and (ii) the shareholder's broker/dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase would qualify for this variation to the Public Scale. Similar notification must be made in writing by the dealer, the broker, or the shareholder when such an order is placed by mail. The reduced sales charge will not apply if the notification is not furnished at the time of the order or a review of TSC's, the dealer's, the broker's or the Transfer Agent's records fails to confirm that the investor's representation is correct.

     Because they sell the Fund's shares, these individuals tend to be much more aware of the Fund than the general public. Any additional costs to TSC of marketing to these individuals are minimal.

     (6) Bank trust departments, companies with trust powers and investment dealers and investment advisors who charge fees for service, and investment dealers who utilize wrap fee and similar arrangements may purchase shares of the Fund for their customers at no sales charge, provided that these persons notify TSC or the Transfer Agent, at the time an order qualifying for this reduced charge is placed, that such a purchase would qualify for this variation to the Public Scale.

     (7) Purchases of shares of the Fund may be made at net asset value provided that such purchases are placed through a broker that maintains one or more omnibus accounts with the Fund and such purchases are made by (i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a) through 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     These organizations may charge fees to clients for whose accounts they purchase shares of the Fund in a fiduciary capacity. Where the reduced sales charge applies, notification is required at the time the order is received, and a review of TSC's or Transfer Agent's records must confirm that the investor's representation is correct.

     (8) No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge ("CDSC") will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed. In determining whether a CDSC is payable and the amount of any fee, it is assumed that shares not subject to the charge are the first redeemed, followed by other shares held for the longest period of time. The applicability of these fees will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     The investment decisions of the persons and organizations described in the preceding paragraph tend to be made by informed advisers. Typically, these persons are better able than the general public to evaluate quickly the appropriateness of the Fund's investment objectives and performance in light of their customers' goals. Costs of marketing to these persons and organizations likely will be minimal.

      (9) Such persons as are determined by the Trustees to have acquired shares under special circumstances, not involving any sales expense to the Fund or to TSC, may purchase shares of the Fund with no sales charge. This variation from the Public Scale contemplates circumstances where a relatively large sale can be made at no distribution cost to a large investor or a number of smaller investors who are similarly situated. In the contemplated circumstances, there would be no cost of distribution, or any costs would be paid by TMC.

     (10) Shares of the Fund may be sold at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to or permits group solicitation of its employees, members or participants. Information on these arrangements is available from TSC.

     (11) Investors may purchase shares of the Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with the direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Fund without notice.

                              NET ASSET VALUE

     Procedures for determining the net asset value of the Fund's shares are set forth in the Prospectus.

     The Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Trust. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day
(i) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                           REDEMPTION OF SHARES

     Procedures with respect to redemption of Fund shares are set forth in the Prospectus under the caption "Selling Fund Shares."

     The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilize is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the shareholders of the Fund.

                                DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Trust, Thornburg Securities Corporation acts as the principal underwriter of Fund shares. The Fund does not bear selling expenses except (i) those involved in registering shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plan which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires six months' notice.

     H. Garrett Thornburg, Jr. President, Treasurer and a Trustee of the Trust, is also Director and controlling stockholder of TSC.

                           INDEPENDENT AUDITORS

     McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, is the independent auditor of the Fund for the fiscal year ending September 30, 1997. Shareholders will receive semi-annual unaudited financial statements, and annual financial statements audited by the independent auditors.

                                 PART C
                             OTHER INFORMATION

Items 23 and 24.  Financial Statements and Exhibits.

   (a)   Financial Statements

         (i) Thornburg Limited Term U.S. Government Fund (Class A, Class C and Class I shares),
         (ii)  Thornburg Limited Term Income Fund (Class A,
               Class C and Class I shares),
         (iii) Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
         (iv) Thornburg New Mexico Intermediate Municipal Fund (Class A shares),
         (v) Thornburg Florida Intermediate Municipal Fund (Class A shares) and
         (vi)  Thornburg Value Fund (Class A and Class C shares):

               Reports of Independent Auditors dated October 25, 1996, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1996, Statements of Operations for the year ended September 30, 1996, Statements of Changes in Net Assets for the two years ended September 30, 1996, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's 1996 Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund,
               Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, and Thornburg Value Fund previously filed with the Securities and Exchange Commission.

   (b)   Exhibits

The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (1) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (2)   By-Laws of Limited Term Trust, dated June 3, 1987.

      (3)   Not applicable.

      (4)   Not applicable.

      (5)   Form of Investment Advisory Agreement between
            Registrant and Thornburg Management Company, Inc.

      (6)   (a)   Form of Distribution Agreement between Registrant
                  and Thornburg Securities Corporation.

            (b)   Form of Agency Agreement.

      (7)   Not applicable.

      (11)  Not applicable.

      (12)  Not applicable.

      (13)  Form of Subscription to Shares by Thornburg Management
            Company, Inc.

      (15) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.


The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (1) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (9) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (1) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October
            28, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (16)  Powers of Attorney from Messrs. Bemis, Smith and
            Thornburg.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 9 to its Registration Statement on Form N-1A as filed on March 3, 1992:

      (16)  Power of Attorney from J. Burchenal Ault

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (5)   Revised form of Investment Advisory Agreement between
            Registrant and Thornburg Management Company, Inc.

      (13)  Form of Subscription to Shares

      (15)  Revised form of Plan and Agreement of Distribution
            Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (1) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (18)  Power of attorney (B. McMahon)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (1) Thornburg Income Trust Amended and Restated Designation of Series.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1a as filed on December 3, 1994:



      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (1.1)   Thornburg Income Trust - Ninth Amendment and
              Supplement to Agreement and Declaration of Trust

      (1.2)   Thornburg Income Trust - Tenth Amendment and
              Supplement to Agreement and Declaration of Trust

      (5)     Investment Advisory Agreement - in respect of
              Thornburg Value Fund



      (15.1)  Form of Plan and Agreement Pursuant to Rule 12b-1
              (Service Plan - all classes) - Thornburg Value Fund

      (15.2)  Form of Plan and Agreement Pursuant to Rule 12b-1
              (Class B Distribution Plan) - Thornburg Value Fund

      (15.3)   Form of Plan and Agreement Pursuant to Rule 12b-1
               (Class C Distribution Plan) - Thornburg Value Fund

      (19)     Power of attorney from David A. Ater

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 21 to its Registration Statement on Form N-1A as filed on September 1, 1995:

      (11.1) Consent of counsel to be named in registration statement

      (11.2) Consent of independent auditors to be named in registration statement

      (16.1)   Schedule of performance computations - Thornburg
               Intermediate Municipal Fund

      (16.2) Schedule of performance computations - Thornburg New Mexico Intermediate Municipal Fund

      (16.3)   Schedule of performance computations - Thornburg
               Florida Intermediate Municipal Fund

The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (1) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust



The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 24 to its Registration Statement on Form N-1A as filed on December 1, 1995:



     (16) Schedules of performance computations (Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal
               Fund)

     (16) Financial Data Schedules (Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund and Thornburg Florida
               Intermediate Municipal Fund)



The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

     (1)       First Supplement to Amended and Restated Designation of Series



    (15) Form of Institutional Class Service Plan (12b-1 plan and agreement)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

   (5)         Form of Restated Investment Advisory Agreement

   (9)         Form of Administrative Services Agreement

    The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on December 3, 1996:

(11.1)         Consent of Counsel to be named in registration statement

(11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement

  (16) Schedules of Performance Computations for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal
               Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund as of September 30, 1996

  (17) Financial Data Statements for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund as of September 30, 1996


The following exhibits are filed herewith:

 (1.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

 (1.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

   (5) Amended Form of Restated Investment Advisory Agreement (re Thornburg New York Intermediate Municipal Fund)

   (9) Form of Administrative Services Agreement (re Class A Shares of Thornburg New York Intermediate Municipal Fund)

(11.1)         Consent of Counsel to be named in registration statement

(11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

  (14)         Model IRA Plan

  (15) Form of Class A Service Plan for Thornburg New York Intermediate Municipal Fund (12b-1 plan and agreement)

(19.1)         Power of attorney from Brian J. McMahon

(19.2)         Power of attorney from James W. Weyhrauch

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 26.      Number of Record Holders of Securities (as of February 28,
1997).

     Title of Series (active series only)     No. of Holders
     ------------------------------------     --------------
     Thornburg Limited Term U.S. Government Fund . . . 3,940

     Thornburg Intermediate Municipal Fund . . . . . . 5,373

     Thornburg New Mexico Intermediate Municipal Fund. 2,484

     Thornburg Florida Intermediate Municipal Fund . .   333

     Thornburg Limited Term Income Fund. . . . . . . . 1,086

     Thornburg Value Fund. . . . . . . . . . . . . . . 1,418


Item 27.   Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit 1. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2)   Please see Section 7 of the Distribution Agreement filed as
Exhibit 6(a). Section 7 generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the pinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 29.   Principal Underwriters.

     (a)  The principal underwriter for the Registrant will be   Thornburg
Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Fund and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           ---------------------
H. Garrett Thornburg, Jr.     Director                 Trustee; President
Kenneth Ziesenheim            President                Vice President
Dawn B. Shapland              Secretary                Secretary and
                                                       Assistant Treasurer

     (c)  Not applicable.

Item 30.  Location  of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 31.  Management Services.

    The Registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. The Registrant will reimburse TMC for a portion of the depreciation on certain telephone answering equipment purchased by TMC to render the described services. The Registrant paid $14,914.27, $44,552.67 and $73,536.38 to TMC under the described arrangements in each of the the three most recent fiscal years ended September 30, 1994, 1995 and 1996. It is not believed that these arrangements constitute a management-related services agreement.

Item 32.  Undertakings.  Not applicable.

                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 13th day of March, 1997.


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     H. Garrett Thornburg, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
H. Garrett Thornburg, Jr., Trustee,
President and principal executive officer

                 *
------------------------------------------
J. Burchenal Ault, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee

                 *
------------------------------------------
Brian J. McMahon, Vice President
Trustee and principal accounting
and financial officer

* By:          /s/
     --------------------------------
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact

                             INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -----------------------------------------------------------------


  1.1 Eleventh Amendment and Supplement to Agreement and Declaration of Trust

  1.2 Twelfth Amendment and Supplement to Agreement and Declaration of Trust

  5 Amended Form of Restated Investment Advisory Agreement (re Thornburg New York Intermediate Municipal Fund)

  9 Form of Administrative Services Agreement (re Class A Shares of Thornburg New York Intermediate Municipal Fund)

 11.1     Consent of Counsel to be named in registration statement

 11.2 Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

 14       Model IRA Plan

 15       Form of Class A Service Plan for Thornburg New York
          Intermediate Municipal Fund (12b-1 plan and agreement)

 19.1     Power of attorney from Brian J. McMahon

 19.2     Power of attorney from James W. Weyhrauch

                                EXHIBIT 1.1


                        THORNBURG INVESTMENT TRUST
                   ELEVENTH AMENDMENT AND SUPPLEMENT TO
                    AGREEMENT AND DECLARATION OF TRUST


     THIS ELEVENTH AMENDMENT AND SUPPLEMENT is made by H. Garrett Thornburg, Jr., David A. Ater, J. Burchenal Ault, Brian J. McMahon, Forrest S. Smith and James W. Weyhrauch (the "Trustees").

     The Trust was formed on June 3, 1987 by an Agreement and Declaration of Trust - Limited Term Trust dated June 3, 1987. Section 4.5 of the Agreement and Declaration of Trust provides for increases in the number of Trustees and for filling vacancies created by such increases. The Trustees, by resolutions adopted on December 18, 1995 increased the number of Trustees. The shareholders subsequently elected Brian J. McMahon and James W. Weyhrauch as Trustees, at a special meeting of shareholders duly called and held on April 16, 1996.

     Accordingly, by execution of this Amendment and Supplement, Brian J. McMahon and James W. Weyhrauch are installed as Trustees effective June 20, 1996. Brian J. McMahon and James W. Weyhrauch further execute this instrument each to evidence his respective consent and acceptance of the trust created under the Agreement and Declaration of Trust.

     The Trustees execute this instrument as of June 20, 1996, and direct the Trust's president to record this Amendment and Supplement in the records of Thornburg Investment Trust and to file this instrument in the appropriate governmental offices.
                                                       /s/
                                    ________________________________________
                                    H. Garrett Thornburg, Jr.
                                                       /s/
                                   ________________________________________
                                   David A. Ater
                                                       /s/
                                   ________________________________________
                                   J. Burchenal Ault
                                                       /s/
                                   ________________________________________
                                   Brian J. McMahon
                                                       /s/
                                   ________________________________________
                                   Forrest S. Smith
                                                       /s/
                                   ________________________________________
                                   James W. Weyhrauch

                                EXHIBIT 1.2

                        THORNBURG INVESTMENT TRUST
                   TWELFTH AMENDMENT AND SUPPLEMENT TO
                    AGREEMENT AND DECLARATION OF TRUST

     THIS TWELFTH AMENDMENT AND SUPPLEMENT is made by H. Garrett Thornburg, Jr., David A. Ater, J. Burchenal Ault, Forrest S. Smith, Brian J. McMahon and James W. Weyhrauch (the "Trustees").

     The Trust was formed on June 3, 1987 by an Agreement and Declaration of Trust - Limited Term Trust dated June 3, 1987. Section 3.1 permits the creation of new series of shares in addition to the series established and designated in Section 3.2.

     Accordingly, by resolutions of even date herewith and by execution of this Amendment and Supplement, the Trustees effect the following amendments to the Agreement and Declaration of Trust.

                          Creation of New Series

     The Trustees establish a new series of shares designated "Thornburg New York Intermediate Municipal Fund" effective March 12, 1997. The new series will have the relative rights and preferences described in Section 3.2 of the Agreement and Declaration of Trust.

     The Trustees further establish and designate five classes of shares of Thornburg New York Intermediate Municipal Fund, each having an unlimited number of shares: the Class A Shares, the Class B Shares, the Class C Shares, the Class D Shares, and the Class I Shares, respectively. Additional classes of shares of Thornburg New York Intermediate Municipal Fund may be established and designated by the Trustees from time to time by supplement to this Amendment and Supplement.

     Shares of each Class so created will represent interests in the same assets of Thornburg New York Intermediate Municipal Fund, and will be identical in all respects except as described below:

     (a) fees will be charged to each Class under the Class's Rule 12b-1 distribution plans, if any, to the extent that expenses are allocable to that Class;

     (b) a service fee will be charged to each Class based on a percentage of the average daily net asset value of that Class, which fee shall be primarily intended to reimburse the adviser for expenditures to obtain shareholder services; and a distribution fee will be charged to each of Class B Shares, Class C Shares and Class D Shares under separate distribution plans;

     (c) a higher transfer agency fee may be charged to Class B Shares, Class C Shares and Class D Shares, and a different transfer agency fee may be charged to Class I Shares, than is imposed on Class A Shares;

     (d) shareholders of each Class will have exclusive voting rights with respect to any Rule 12b-1 plans applicable to that Class of shares;

     (e) Class B Shares, Class C Shares, Class D Shares and Class I Shares may have conversion features providing for conversion to Class A Shares, and the terms and periods for conversion for each Class may differ, as the Trustees may from time to time specify by resolution;

     (f) to the extent identifiable as being attributable to a specific Class, the following expenses may be allocated to the Class: (i) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy materials to current shareholders; (ii) blue sky fees and costs attributable to registration, qualification or exemption of the Class's shares, (iii) federal registration fees; (iv) administrative expense required to support the shareholders of a specific Class; and (v) litigation or other legal expenses relating solely to one Class of shares;

     (g) consistent with the foregoing, fees and expenses chargeable to a Class, and conversion and reinvestment rights of shares of the Class, shall be from time to time established by resolution of the Trustees; and

     (h) fees and expenses of a Class shall first be charged against the pro rata portion of the income of the Fund allocable to shares of that Class, and, to the extent necessary, fees and expenses will be charged to that portion of the net assets of the Fund allocable to that Class.

Other than as specified above, the various Classes of the Fund shall have the rights and preferences as described in Article III of the Agreement and Declaration of Trust.

     The Trustees effect these amendments as of March 12, 1997, and direct the Trust's president to file this Amendment and Supplement in the appropriate governmental offices.

                                                  /s/
                                   ________________________________________
                                   H. Garrett Thornburg, Jr.
                                                  /s/
                                   ________________________________________
                                   David A. Ater
                                                  /s/
                                   ________________________________________
                                   J. Burchenal Ault
                                                  /s/
                                   ________________________________________
                                   Brian J. McMahon
                                                  /s/
                                   ________________________________________
                                   Forrest S. Smith
                                                  /s/
                                   ________________________________________
                                   James W. Weyhrauch

                                EXHIBIT 5

                                 [AMENDED]
                                 RESTATED
                       INVESTMENT ADVISORY AGREEMENT
                        THORNBURG INVESTMENT TRUST
                Thornburg Limited Term U.S. Government Fund
                    Thornburg Limited Term Income Fund
                   Thornburg Intermediate Municipal Fund
             Thornburg New Mexico Intermediate Municipal Fund
               Thornburg Florida Intermediate Municipal Fund
              Thornburg New York Intermediate Municipal Fund
                           Thornburg Value Fund
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico  87501



Thornburg Management Company, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501

Ladies and Gentlemen:

     We hereby confirm our agreement with you as follows:

     1. We are engaged in the business of investing and reinvesting our assets in securities of the type, and in accordance with the limitations, specified in our Amendment and Declaration of Trust, By-Laws and Registration Statement filed with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933, including the Prospectuses forming a part thereof (the "Registration Statement"), and in such manner and to such extent as may from time to time be authorized by our Trustees. We have furnished copies of the documents listed above and will furnish you such amendments thereto as may be made from time to time.

     2. We hereby employ you to manage the investment and reinvestment of the assets of our respective series and to perform related functions, and without limiting the generality of the foregoing, to provide the investment management services specified below.

          (a) You will make decisions with respect to all purchases and sales of portfolio securities by the Trust's respective series. To carry out such decisions, you are hereby authorized, as our agent and attorney in fact, for our account and at our risk and in our name, to place orders for the investment and reinvestment of our assets. In all purchases, sales and other transactions in our portfolio securities you are authorized to exercise full discretion and act for us in the same manner and with the same force and effect as the Trust itself or its respective series might or could do with respect to such purchases, sales, or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

          (b) You will report to our Trustees at each meeting thereof all changes in our series' portfolios since your prior report, and will also keep us apprised of important developments affecting our portfolios and, on your own initiative, will furnish to us from time to time such information as you may believe appropriate for this purpose, whether concerning the individual entities whose securities are included in our portfolios, the individual banks and other third parties from which securities have been purchased for inclusion in our portfolios, the activities in which the entities or the banks and other third parties engage, federal income tax policies applicable to our investments, or the conditions prevailing in the securities markets or the economy generally. You will also furnish us with such statistical and analytical information with respect to our portfolio securities as you may believe appropriate or as we reasonably may request. In making such purchases and sales of our portfolio securities, you will bear in mind the policies set from time to time by our Trustees as well as the limitations imposed by our Amendment and Declaration of Trust and by the provisions of the Internal Revenue Code relating to regulated investment companies and the limitations contained in our Registration Statement.

          (c) It is understood that you will from time to time employ or associate with yourself, entirely at your expense, such persons as you believe to be particularly fitted to assist you in the execution of your duties hereunder. While this Agreement is in effect, you or persons affiliated with you, other than us ("your affiliates"), will provide persons satisfactory to our Trustees to be elected or appointed officers or employees of the Trust. These shall be a president, a secretary, a treasurer, and such additional officers and employees as may reasonably be necessary for the conduct of our business. You or your affiliates will also provide persons, who may be our officers, but shall not be your officers or officers of your affiliates, to render such clerical, accounting, and other office services to us as we may from time to time request of you. Such personnel may be your employees or employees of your affiliates. We will pay to you the cost of such personnel for rendering such services to us at such rates as shall from time to time be agreed upon between us, provided that all time devoted to the investment or reinvestment of portfolio securities shall be for your account. You or your affiliates will also furnish us without charge such administrative and management supervision and assistance and such office facilities as you may believe appropriate or as we may reasonably request subject to the provisions of Section 3 hereof, and to the requirements of any regulatory authority of which you may be subject.

     3. We agree, subject to the limitations described below, to be responsible for, and hereby assume the obligation for payment of, all our expenses other than those expressly stated to be payable by you hereunder. Expenses payable by us shall include, but not be limited to: (a) brokerage and commission expenses, (b) federal, state or local taxes, including issue and transfer taxes incurred by or levied on us, (c) commitment fees,
(d) interest charges on borrowings, (e) charges and expenses of our custodian, (f) charges and expenses of persons performing issuance, redemption, registrar, transfer and dividend disbursing functions for us,
(g) telecommunication expenses, (h) recurring and non-recurring legal and accounting expenses (including disbursements), (i) insurance premiums,
(j) costs of organizing and maintaining our existence as a business trust,
(k) compensation and travel expenses, including Trustees' fees, of any of our Trustees, officers or employees who are not your officers or officers of your affiliates (provided that such officers who serve as our Trustees will be reimbursed by us for travel and out-of-pocket expenses incurred in attending meetings), and costs of other personnel providing services to us, (l) costs of shareholders' services and portfolio valuation services, (m) costs of shareholders' reports, proxy solicitations, distribution of prospectuses to existing shareholders, and meetings, (n) costs of personnel (other than your officers or officers of your affiliates) competent to perform administrative, clerical and shareholder relations functions, including travel expenses if necessarily related to shareholder relations functions, (o) costs of any reports to government agencies, (p) fees and expenses of registering our shares under the appropriate federal securities laws and of qualifying our shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of our shares and attendant upon renewals of, or amendments to, those registrations and qualifications,
(q) expenses of printing our prospectuses, (r) the cost of printing or engraving of certificates representing our shares, (s) postage,
(t) membership dues in any industry associations, (u) payment of the investment advisory fee provided for herein, and (v) all other charges and costs of our operation unless otherwise explicitly provided herein. Our obligation for the foregoing expenses is limited by your agreement to be responsible for any amount by which our operating expenses (excluding taxes, brokerage, interest and, to the extent permitted by applicable law, extraordinary expenses) accrued for any period during which this Agreement is in effect exceed an amount equal to, in the case of expenses accrued with respect to any of our fiscal years during which this Agreement is in effect, the limits prescribed by any state in which the Trust's shares are qualified for sale.

     4. We will expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you will not be liable hereunder for any mistake of judgment or for any other cause provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.

     5. In consideration of the foregoing we will pay you a fee at the annual percentage rate of the daily average of the net assets of each series to which this Agreement is applicable, as set forth below:

Thornburg Limited Term
U.S. Government Fund
----------------------
          Net Assets of Fund                 Rate
          ------------------                 ----
          0 to $1 billion                   .375%
          $1 billion to $2 billion          .325%
          Over $2 billion                   .275%

Thornburg Limited Term Income Fund;
Thornburg Intermediate Municipal Fund;
Thornburg New Mexico Intermediate Municipal Fund;
Thornburg Florida Intermediate Municipal Fund;
Thornburg New York Intermediate Municipal Fund
-------------------------------------------------
          Net Assets of Fund                 Rate
          ------------------                 ----
          0 to $500 million                  .50%
          $500 million to $1 billion         .45%
          $1 billion to $1.5 billion         .40%
          $1.5 billion to 2 billion          .35%
          Over $2 billion                    .275%

Thornburg Value Fund
--------------------
          Net Assets of Fund                 Rate
          ------------------                 ----
          0 to $500 million                  .875%
          $500 million to $1 billion         .825%
          $1 billion to $1.5 billion         .775%
          $1.5 billion to 2 billion          .725%
          Over $2 billion                    .675%

Your fee will be accrued by us daily and will be payable in arrears on the last day of each calendar month for services performed hereunder during that month, together with any applicable gross receipts tax, sales tax, compensating tax, value added tax or similar exaction imposed by any federal, state or local government, but the taxes on the fee will be limited to 10% of the fee. Any reimbursement of our expenses, to which we may become entitled pursuant to Paragraph 3, will be paid to us at the end of the month for which those expenses are accrued, at the same time as we pay you your fee for that month.

     6. This Restated Agreement will become effective and supersede any existing Investment Advisory Agreement as to each series on the date of its execution after approval by the majority vote of the holders of the outstanding voting securities (as defined in the Act) of the series of this Trust if such a vote is then required by law, shall continue in effect for one year from the date of execution hereof and thereafter for successive twelve-month periods, provided that such continuation is specifically approved at least annually by our Trustees or by a majority vote of the holders of our outstanding voting securities (as defined in the Act) and, in either case, by a majority of those of our Trustees who are neither a party to this Agreement nor, other than by their service as Trustees of the Trust, interested persons, as defined in the Act, of any such person who is party to this Agreement. Upon the effectiveness of this Agreement, it shall supersede all previous agreements between us covering the subject matter hereof. This Agreement may be terminated at any time as to any series, without the payment of any penalty, by vote of a majority of the outstanding voting securities of that series, as defined in the Act, or by a vote of a majority of our Trustees, on sixty days' written notice to you, or by you on sixty days' written notice to us.

     7. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged by you and this Agreement shall terminate automatically in the event of any such transfer, assignment, sale, hypothecation or pledge by you. The terms "transfer," "assignment" and "sale" as used in this paragraph shall have the meanings ascribed thereto by governing law and in applicable rules or regulations of the Securities and Exchange Commission.

     8. Except to the extent necessary to perform your obligations hereunder, nothing herein shall be deemed to limit or restrict your right, or the right of any of your officers, directors or employees who may also be a Trustee, officer or employee of ours, or of a person affiliated with us, as defined in the Act, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

     9. This Agreement applies to the series of the Trust specified herein. This Agreement may by agreement be made applicable to one or more other series. This Agreement will in all events apply separately to each series to which it relates and will be severable in all respects. Consequently, this Agreement may be modified, continued or terminated as to any series without affecting any other series. A determination by any court or agency having jurisdiction that any provision of this Agreement is invalid or unenforceable will not affect the validity of the other provisions of this Agreement.

     If the foregoing is in accordance with your understanding, you will kindly so indicate by signing and returning to us the enclosed copy hereof.


                                   Very truly yours,

                                   THORNBURG INVESTMENT TRUST


                                   By:_____________________________________


ACCEPTED:  ___________________, 1997

THORNBURG MANAGEMENT COMPANY, INC.


By:___________________________

                                EXHIBIT 9

                     ADMINISTRATIVE SERVICES AGREEMENT


     THIS AGREEMENT is made as of the _____ day of ____________, 1997 by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), in respect of Class ___ shares of Thornburg New York Intermediate Municipal Fund, a separate series of the Trust (the "Fund"), and THORNBURG MANAGEMENT COMPANY, INC., a Delaware corporation ("Thornburg").

                                 Recitals

     1. The Trust engages in business as an open-end management investment company and is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust seeks to obtain described administrative services from Thornburg for the Class ___ shares of the Fund.

     3. Thornburg seeks to be retained to perform services in accordance with this Agreement.

     4. This Agreement has been approved by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Agreement.

                                 Agreement

     NOW THEREFORE, the Trust hereby enters into this Agreement with Thornburg, and the parties provide and agree as follows:

     1. Subject to the continuing supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to perform certain administrative services and engage in activities beyond those specifically required by the investment advisory agreement between the Trust and Thornburg, and to provide related services. The activities and services to be provided by Thornburg hereunder shall include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates will also provide persons who shall not be Thornburg's officers or officers of Thornburg's affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. These personnel may be employees of Thornburg or its affiliates.

     2. The Trust will pay monthly for the services described in the preceding Paragraph 1, a fee computed at an annual rate of _____ of 1% of the average daily net assets attributable to each class of shares to which this Agreement applies from time to time, together with any applicable gross receipts tax, sales tax, value-added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10% of the basic fee. In addition, the Trust will pay Thornburg for the cost of personnel provided in accordance with the preceding Paragraph 1 to provide the described shareholder-related and office services requested by the Trust. Thornburg and the Trust agree and acknowledge that the Trust will pay expenses payable by the Trust in accordance with Paragraph 3 of the investment advisory agreement between the Trust and Thornburg.

     3. The Trust and Thornburg shall provide to the Trust's Trustees, at least quarterly, a written report of all amounts expended by the Trust pursuant to this Agreement. Each report will itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of the expenses. Thornburg shall provide to the Trustees upon request such information as may reasonably be required for the Trustees to review the continuing appropriateness of this Agreement.

     4. This Agreement will become effective as to the specified class of the Fund upon execution after its approval by vote of at least a majority of the outstanding shares of the class of the Fund and shall continue in effect for a period of one year from the date of execution unless terminated as provided below. Thereafter, the Agreement will continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the continuance.
This Agreement may be terminated as to a class of shares of a fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. The Trust may discontinue Thornburg's services as to a class under this Agreement and name another service provider, or Thornburg may assign this Agreement or delegate part or all of its obligations hereunder (to a related or unrelated entity) upon a vote of the Trustees including a majority of the Disinterested Trustees or a vote of the holders of a majority of the class's outstanding shares, without any penalty. Thornburg may terminate its services under this Agreement upon 60 days written notice to the Trust.

     5. All material amendments to this Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the amendment.

     6. This Agreement applies to Class ___ shares of the Fund of the Trust specified in the preamble to this Agreement. The parties acknowledge and agree that this Agreement may from time to time be made applicable to one or more funds and one or more classes of shares of those funds, but that the Agreement applies separately to each class of shares and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a fund without affecting any other class of shares of any other fund.

     7. The Trust will preserve in an easily accessible place copies of this Agreement and all reports made pursuant to this Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of this Agreement were considered (describing the factors considered and the basis for decision), for a period of not less than 6 years from the date of this Agreement.

     8. This Agreement will be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act. To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter will control. If any provision of this Agreement is determined by a court or governmental agency having jurisdiction to be invalid or unenforceable, the balance of this Agreement shall remain in full force and effect.

     9. The Trust will not hold TMC liable for any act or failure to act hereunder in the absence of TMC's willful misfeasance, bad faith or gross negligence, or its reckless disregard of its obligations hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement on the day and year first above written in Santa Fe, New Mexico.


                                   THORNBURG INVESTMENT TRUST



                                   By:_____________________________________



                                   THORNBURG MANAGEMENT COMPANY, INC.



                                  By:______________________________________

                               EXHIBIT 11.1

  WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      William Booker Kelly     Margaret A. Foster
    &                           John F. McCarthy, Jr.  Julie A. Wittenberger
 McCARTHY                           Benjamin Phillips     John T.L. Grubesic
A Professional Association        David F. Cunningham
                                   Albert V. Gonzales
                                           Janet Clow
                                      Kevin V. Reilly
                          Charles W. N. Thompson, Jr.       Special Counsel
                                     M. Karen Kilgore         Paul L. Bloom
                                     Sandra J. Brinck
                                        Aaron J. Wolf
                                        Mary E. Walta


                              March 13, 1997


Thornburg Investment Trust
Thornburg Management Company, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501

     Re:  Thornburg Investment Trust
          (in respect of Thornburg New York Intermediate Municipal Fund)

Ladies and Gentlemen:

     We hereby consent to the references made to this firm in the post-effective amendment no. 29 to the registration statement of Thornburg Investment Trust and the prospectus which is a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.



                               /s/ White, Koch, Kelly & McCarthy, P. A.

                                   WHITE, KOCH, KELLY & McCARTHY, P. A.


433 Paseo de Peralta     P.O. Box 787      Santa Fe, New Mexico 87504-0787
            (505) 982-4374  Fax Nos. (505) 982-0350; 984-8631

                               EXHIBIT 11.2


                          McGLADREY & PULLEN, LLP
               --------------------------------------------
               Certified Public Accountants and Consultants

                      CONSENT OF INDEPENDENT AUDITORS

     We hereby consent to the reference to our firm in Post-Effective Amendment No. 29 to the Registration Statement of Thornburg Investment Trust on Form N-1A, File No. 33-14905 in the Prospectus under the caption "Independent Auditors" and in the Statement of Additional Information under the caption "Independent Auditors."



                                                /s/ McGladrey & Pullen, LLP

                                                McGLADREY & PULLEN, LLP

New York, New York
March 12, 1997

                                EXHIBIT 14










                                THORNBURG
                                  FUNDS































                                   IRA

                       Individual Retirement Account
                         Information & Application

                              Thornburg Funds

                   State Street Bank and Trust Company
                 Individual Retirement Custodial Account

                     Instructions for Opening Your IRA

1. Read carefully the IRA Disclosure Statement, the Individual Retirement Custodial Account document, the Adoption Agreement, and the prospectus(es) for any Fund(s) you are considering. Consult your lawyer or other tax adviser if you have any questions about how opening an IRA will affect your financial and tax situation.

2.  Complete the Adoption Agreement
    Print the identifying information in Part 1 of the form.
    In Part 2, check the box that shows the type of IRA you are opening. If this is an Accumulation IRA (an IRA to which you expect to make contributions each year), enclose a check in the amount of your first contribution. Be sure to indicate whether this is a contribution for last year or for the current year.
    In Part 3, indicate your beneficiaries.
    In Part 4, indicate your investment choices.
    Sign and date the Adoption Agreement at the end.

3. If you are transferring assets directly from your existing IRA to this IRA, complete the Transfer of IRA Assets Form.

4.  Enclose a separate check for $10.00 payable to State Street Bank & Trust
    Co.
    This is to pay the custodian's annual maintenance fee.

5. Please be sure you have properly completed all necessary forms and enclosed a check for the custodian's fee and a check for the first contribution to your State Street Bank IRA (if applicable). Your IRA cannot be accepted with-out the properly completed documents or the custodian fees.

    Please make contribution check payable to the Fund in which you are investing. Send check and completed application to:

    NFDS c/o Thornburg Funds               Overnight  Address:
    PO Box 419017                          1004 Baltimore, 2nd floor
    Kansas City, MO  64141-6017            Kansas City, MO  64105

                    Thornburg Funds Adoption Agreement

                   State Street Bank and Trust Company
                 Individual Retirement Custodial Account


I, the person signing this Adoption Agreement (hereinafter called the "Depositor"), establish an Individual Retirement Account (the "Account") with State Street Bank and Trust Company as Custodian. I agree to the terms of my Account, which are contained in the document entitled "State Street Bank and Trust Company Individual Retirement Custodial Account" and this Adoption Agreement. I certify the accuracy of the information in this Adoption Agreement. My Account will be effective upon acceptance by State Street Bank and Trust Company.

1.  Account Registration - - - - - - - - - - - - - - - - - - - - - - - - - -
    Print Full Name                          Social Security Number
    Address                                  Date of Birth
    City, State, Zip                         Telephone No.

2.  Type of IRA and Type of Contribution - - - - - - - - - - - - - - - - - -
    A.  (check one to indicate type of IRA.)
        __ Annual Contribution IRA, Year of Contribution 19____.
        __ Simplified Employee Pension Plan (SEP)
        __ Rollover
        __ Direct Rollover
        __ Spousal IRA
    B. If IRA contribution is a Rollover or Direct Rollover, indicate below source of funds:
        __ Annual Contribution IRA
        __ IRA funded from Qualified Pension, Profit Sharing, or Keogh Plan
        __ Simplified Employee Pension Plan
        __ Qualified Pension, Profit Sharing, Keogh, or 403(b) Plan

3.  Beneficiaries* - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
     Name                         Name                         Name
     SS #                         SS #                         SS #
     Relationship                 Relationship                 Relationship
     Date of Birth                Date of Birth                Date of Birth
    *If listing more than one beneficiary, you may designate primary (P) and contingent (C). Use additional page if necessary.

4.  Investment (Checks payable to ...) - - - - - - - - - - - - - - - - - - -
    Class A          Class C                           Investment  Amount
    Name of Fund:                                      Indicate $ or %
    ______________________________________________     ____________________
    ______________________________________________     ____________________
    ______________________________________________     ____________________

    __ I have enclosed a separate check for the $10 custodial maintenance fee, payable to State Street Bank and Trust Company.

5.  Special Class of Investor - - - - - - - - - - - - - - - - - - - - - - -
    I qualify to purchase Class A shares of the Fund at a variation from the Public Offering Price, pursuant to my classification as one of the investors described in the Prospectus (see "Buying Fund Shares" in the Prospectus for conditions and details).

    __ Shareholder who redeemed Class A shares of a Thornburg Fund within 24 months.
    __ Employees  of brokerage firms and financial planning firms, and their families.
    __ Customers of trust department or trust company, or certain investment advisors.
    __ Officers, trustees, directors and employees of Thornburg Funds, the Adviser, Distributor, any affiliated Thornburg Company, the Custodian, Transfer Agent, and their families.
    __ Purchasing shares in the amount of $1,000,000 or more subject to redemption fee within 12 months.
    __ Using proceeds from another fund family which charged a load.

LETTER OF INTENT            __ A Completed form is attached (from prospectus)
                            __ A letter of intent to Purchase is on file
                               Account Number ___________________
                               Account Number ___________________

CUMULATIVE QUANTITY DISCOUNT
                     Include accounts owned by spouse and children under 21.
                               Account Number ___________________

6.  Distributions - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
    All income and capital gain distributions will be automatically reinvested in shares of the Fund(s) unless the IRA distribution form is completed.

7. Certifications and Signatures - - - - - - - - - - - - - - - - - - - - - In the case of a Rollover IRA or Direct Rollover IRA, Depositor certifies that the contribution does not include any employee contributions to any qualified plan (other than accumulated deductible employee contributions) or 403(b) arrangement; if the distribution is from an IRA, that no rollover into such IRA has been made within the one-year period immediately preceding this rollover; that such distribution was received within 60 days of making the rollover to the Account; and that no portion of the amount rolled over is a required minimum distribution under the required distribution rules.

    Depositor has received and read the "IRA Disclosure Statement" relating to this Account (including the Custodian's fee schedule), the Custodial Account document, and the instructions pertaining to this Adoption Agreement.

Signature of Depositor ________________________________  Date______________

Custodian Acceptance. State Street Bank and Trust Company will accept appointment as Custodian of the Depositor's Account. However, this Agreement is not binding upon the Custodian until the Depositor has received a statement of the transaction. Receipt by the Depositor of a confirmation of the purchase of the Fund shares indicated above will serve as notification of State Street Bank and Trust Company's acceptance of appointment as Custodian of the Depositor's Account.

STATE STREET BANK AND TRUST COMPANY, CUSTODIAN
By ____________________________________________________  Date _____________

8. Dealer Information (Please have your financial advisor fill out this section)

Firm                               Rep Name
Branch Address                     Rep Number
                                   Branch Number
                                   Rep Phone

RETAIN A PHOTOCOPY OF THE COMPLETED ADOPTION AGREEMENT FOR YOUR RECORDS

                             THORNBURG FUNDS

State Street Bank and Trust Company Individual Retirement Custodial Account
                       Transfer of IRA Assets Form

1.  Name and Address of Depositor - - - - - - - - - - - - - - - - - - - - -

    Name __________________________________________________________________

    Address__________________________________  Social Security No._________

    City___________ State___________ Zip_______ Day Telephone No.__________

2.  Instructions to Present IRA Custodian or Trustee (completed by depositor)

    Name of Custodian/Trustee

    Attn:  Mr./Ms.

    Address                                         City          State
    Zip

    Account no.

    Please transfer assets of my present Individual Retirement Account to State Street Bank and Trust Company. All assets should be transferred as cash according to the following instructions:

    __ Transfer the total amount in my account or
    __ Transfer $________________ and retain the balance.

    Mail to:

    NFDS
    c/o Thornburg Funds
    PO Box 419017
    Kansas City, MO  64141-6017

3. Investment Instructions to State Street Bank and Trust Company (Depositor - check one box and complete if necessary)
    __ Invest the transferred amount in accordance with the investment instructions in the Adoption Agreement for my State Street Bank and Trust Company Individual Retirement Custodial Account.
    __ Invest the transferred amount as follows:
       Thornburg Limited Term U.S. Government Fund                    %
       Thornburg Limited Term Income Fund                             %
       Thornburg Value Fund                                           %

       __ Class A (front end load)      __ Class C (level load)

    I acknowledge that I have sole responsibility for my investment choices and that I have received a current Prospectus for each Fund I select.
Please read the Prospectus(es) of the Fund(s) you select before investing.

4.  Signature of Depositor

    Signature of Depositor                           Date

    SIGNATURE GUARANTEE (only if required by current IRA Sponsor)

    Signatured guaranteed by:     Name of Bank or Dealer Firm

                                  Signature of Officer and Title

5.  Acceptance by New Custodian (Completed by State Street Bank and Trust
    Company)

    State Street Bank and Trust Company agrees to accept transfer of the above amount for deposit to the Depositor's State Street Bank and Trust Company Individual Retirement Custodial Account, and requests the liquidation and transfer of assets as indicated above.

    By                                             Date

                               IRA/SEP-IRA
                        Distribution Request Form

    Participants: To transfer assets to another plan, obtain an asset transfer form from your new custodian. Do not use this form.
    Name                              Fund & Account #
    Social Security #                 Date of Birth

1.  Type of Distribution  (please indicate type of distribution below)
    __ Normal:  Participant is over age 59 1/2.  Distribution must begin by
       April 1st of the year following the calendar year in which the individual attains age 70 1/2.
    __ Rollover:  Participant will be rolling proceeds into another Qualified
       Plan within 60 days.  (Check payable to participant only.)
    __ Excess Contribution:  Remove excess contribution of $___________ made for tax year.  (Please indicate if earnings on this excess
       contribution should be removed also.   __ Yes      __ No
       Please check one.
       __ Check payable to participant.
       __ Redeem excess contribution and reapply as a current year contribution.
       __ Premature:  Participant is under 59 1/2 years of age and acknowledges tax consequences and possible penalties.
       __ Disability: Participant is unable to engage in any substantial gainful activity and condition is to be of long, continued and indefinite duration.
       __ Death: Attach a certified copy of the participant's death certificate. Beneficiary's signature must be guaranteed in Section F. Also attach a tax waiver if required by state of residence.
       __ Spousal Beneficiary Transfer of Assets:  Only available in the case of death of the participant or divorce.
    NOTE: If you are under age 59 1/2 and take a distribution from your IRA, it will generally constitute an early distribution. You must report the early distribution on Form 5329 and, unless an exception to the penalty applies, you must pay the appropriate penalty tax. Accountholders who roll an early distribution over into another IRA are exempt from filing Form 5329.

2.  Options  (please choose one of the distribution options below)
    I hereby authorize the Custodian to make the following distribution:
    __ Total Distribution/Account Termination
    __ Partial Distribution
    __ Systematic Withdrawal Payments
    __ Dividend and/or Capital Gains Distribution Only
    __ Life Expectancy Payments
        a.   Recalculation (see back)
        b.   One Year Reduction (see back)

3.  Amount (please distribute from the above account.  Choose only one.)
    I hereby authorize the Custodian to make the following distribution:
    __ $________________ (fill in the amount requested)
    __ Dividends in Cash, Capital Gains in cash.
    __ Dividends in Cash, Capital Gains Re-Invest.
    __ The minimum amount required for the tax year in which I attain age
       70 1/2 and each year thereafter figured on my single life expectancy. The minimum amount required for the tax year in which I attain age
       70 1/2 and each year thereafter figured on the joint life expectancy of myself and my beneficiary.
       Birthdate of oldest Primary Beneficiary ____________________________
    __ Special Instructions:_______________________________________________

4.  Method - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
    A.  Distribution to be made:  __ One Time  __ Semi-Annually  __ Monthly
                                  __ Annually  __ Quarterly
        To Begin:_________________
    B.  Make Payment to: __ Address of record      __ Special Address and
                                                     account number
                                                     (Voided check required):
                                                     ______________________
        __ Special Instructions:                     ______________________
        __________________________________________   ______________________
        __________________________________________   ______________________

5.  Withholding Election - - - - - - - - - - - - - - - - - - - - - - - - - -
    Complete for any distribution, except a Spousal Transfer. Please see the back of this form for Withholding Notice Information.
    __ A. I elect NOT to have Federal income tax withheld. I understand that I am still liable for payment of Federal income tax on the amount received. I also understand that I may be subject to Federal income tax penalties under the estimated tax payment rules if my payments of the estimated tax and withholding are insufficient.
    __ B.  Withhold Federal income tax of 10% from the amount withdrawn.

6.  Signature - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

    X_____________________________________________     Date________________
     This signature must correspond exactly with the registration as it appears on your account.

     Signature Guarantee:  (if needed)
                (See Additional Information on Reverse Side)

       RULES AND CONDITIONS APPLICABLE TO IRA & SEP-IRA WITHDRAWALS

You must supply all requested information so the Custodian can do proper tax reporting.

You are required to give the reason for taking the withdrawal from the IRA. If more than one reason applies, you must complete a separate Withdrawal Statement for each reason.

1. If you are under age 59 1/2 and take a distribution from your IRA, it will generally constitute an early distribution. You must report the early distribution on Form 5329 and, unless an exception to the penalty applies, you must pay the appropriate penalty tax. Account holders who properly roll an early distribution over into another IRA are exempt from filing Form 5329.

2. You may take a distribution due to disability only if the disability renders you unable to engage in any substantial gainful activity and it is medically determined that the condition will last continuously for an indefinite duration or lead to your death.

3. If you are requesting a distribution as a beneficiary, you must furnish proof, in a form acceptable to the Custodian, to verify your entitlement to receive the distribution. This verification should be used by surviving spouse beneficiaries electing to treat the IRA as their own. If you are under age 59 1/2 , you must file Form 5329 with your income tax return to claim an exception to the early distribution penalty.

4. If you are a Surviving Spouse beneficiary, or recipient under a transfer incident to a divorce, and you wish to transfer your interest in the IRA to another Custodian, indicate the name of the Custodian which will be accepting the transfer in Section 3, Special Instructions.

5. You are responsible for taking the annual required minimum distribution upon your attainment of age 70 1/2. You will have to pay the IRS a 50% penalty tax if you fail to take the required minimum distribution on time.

6. If you have made an excess contribution to your IRA, you must take the appropriate steps to remove or redesignate the distribution. Depending upon when you take the necessary corrective action and the amount of the excess contribution, you may have to pay the IRS either an excess contribution or premature distribution penalty tax, or both.
Please see the IRA Disclosure Statement for additional information.

Distribution Amount - - - - - - - - - - - - - - - - - - - - - - - - - - - -

You must include all amounts you receive from the IRA in your gross income, except amounts attributable to nondeductible contributions and amounts rolled back into an IRA.

You will receive distribution reports from the Custodian to assist you with reporting this income.

You are required to take a minimum distribution from your IRA by April 1 of the year following the year you attain age 70 1/2 (required beginning date) and the end of that year and of each year thereafter based on the life expectancy determined by the appropriate IRS annuity tables. The two available methods are:

Recalculation - The minimum distribution for any taxable year is equal to the amount obtained by dividing the account balance at the end of the preceding year by your single life expectancy or the joint life expectancy of you and your designated beneficiary.

One Year Reduction - The minimum distribution for the first year is equal to the account balance at the end of the preceding year divided by your single or joint life expectancy at the end of your 70 1/2 year. Each year thereafter, your plan balance is divided by that life expectancy less one for each elapsed year. This will generally result in a larger distribution than the recalculation method.

Method of Payment - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

If you are taking systematic withdrawal payments from your IRA, you must:

1. Take at least the minimum amount required by the Internal Revenue Code, if you are age 70 1/2 or older.

2. Continue receiving distributions in the instructed manner until: a) you furnish the Custodian new written instructions, b) your death, or c) your account is liquidated, whichever occurs first.

Withholding Notice Information - - - - - - - - - - - - - - - - - - - - - - -

Generally, Federal income tax withholding applies to payments made from pension, profit-sharing, stock bonus, annuity and certain deferred compensation plans, IRA's , and commercial annuities.

Purpose of Form W-4P

Payments from IRAs that are payable upon demand are treated as non-periodic payments for Federal income tax purposes. Generally, nonperiodic payments must have income tax withheld at a rate not less than 10%. Unless you elect otherwise, Federal income t ax will be withheld from payments from your IRA. You can use Form W-4P, or a substitute form (such as Section 5 on this form), to instruct your Custodian to withhold no tax from your IRA payments (or to revoke this election). Your election will remain in effect for any subsequent distribution unless you change or revoke it.

For more information, please see Publication 505, Tax Withholding and Estimated Tax, available from most IRS offices.

Caution: Remember that there are penalties for not paying enough tax during the year, through either withholding or estimated tax payments. New retirees should see Publication 505. It explains the estimated tax requirements and penalties in detail. You may be able to avoid quarterly tax payments by having enough tax withheld from your IRA using Form W-4P.

Revoking The Exemption From Withholding

If you want to revoke your previously filed exemption from withholding, file another Form W-4P with the Custodian and check the appropriate box on that form.

Statement of Income Tax Withheld From Your IRA

By January 31 of next year, you will receive a statement from your Custodian showing the total amount of your IRA payments and the total Federal income tax withheld during the year. Copies of Form W-4P will not be sent to the IRS by the Custodian.

Signature - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Your signature is required to certify that the information you have provided is true and correct and that you are aware of all circumstances affecting this IRA withdrawal.

Your signature must be guaranteed by a financial institution if the withdrawal amount is $10,000 or greater, the proceeds are going to an address other than the address on your account or your address has changed in the last 30 days.

                           DISCLOSURE STATEMENT

Special Note - - - - - - - - - - - - - - - - -

This disclosure statement de scribes the rules applicable to IRAs beginning January 1, 1997. For contributions for 1996 (including contributions made up to April 15, 1997 but designated as contributions for 1996), the aggregate limit on contributions to an individual's own IRA and the spouse's IRA is generally $2,250 (or, if lower, 100% of the compensation of the higher compensated spouse). Also, the exceptions to the 10% early withdrawal penalty for withdrawals to pay deductible medical expenses or health insurance premiums under certain circumstances do not apply to withdrawals in 1996.

This disclosure statement also does not describe IRAs established in connection with a SIMPLE IRA program maintained by your employer. Employers provide special explanatory materials for accounts established as part of an employer's SIMPLE IRA program.

Establishing Your IRA - - - - - - - - - - - - -

This disclosure statement contains information about your Individual Retirement Custodial Account with State Street Bank and Trust Company as Custodian. Your IRA gives you several tax benefits. Earnings on the assets held in your IRA are not subject to federal income tax until withdrawn by you. You may be able to deduct all or part of your IRA contribution on your federal income tax return. State income tax treatment of your IRA may differ from federal treatment; ask your state tax department or your personal tax advisor for details.

All IRAs must meet certain requirements. Contributions generally must be made in cash. The IRA trustee or custodian must be a bank or other per son who has been approved by the Secretary of the Treasury. Your contributions may not be invested in life insurance or collectibles or be commingled with other property except in a common trust or investment fund. Your interest in the account must be nonforfeitable at all times. You may obtain further information on IRAs from any district office of the Internal Revenue Service.

You may revoke a newly established IRA at any time within seven days after the date on which you receive this Disclosure Statement. An IRA established more than seven days after the date of your receipt of this Disclosure Statement may not be revoked.

To revoke your IRA, mail or deliver a written notice of revocation to the Custodian at the address which appears at the end of this Disclosure Statement. Mailed notice will be deemed given on the date that it is postmarked (or, if sent by certified or registered mail, on the date of certification or registration). If you revoke your IRA within the seven-day period, you are entitled to a return of the entire amount you contributed into your IRA, without adjustment for such items as sales charges, administrative expenses or fluctuations in market value.

Fees and Expenses - - - - - - - - - - - - - - -

    Custodian's Fees

    General Fee Policies
       Fees may be paid by you directly or the Custodian may deduct them from your IRA.
       Fees may be changed upon 30 days written notice to you.
       The full annual maintenance fee will be charged for any calendar year during which you have an IRA with us. This fee is not prorated for periods of less than one full year.
       The Custodian may charge you for its reasonable expenses for services not covered by its fee schedule.

    Other Charges

       There may be sales or other charges associated with the purchase or redemption of shares of a Fund in which your IRA is invested. Be sure to read carefully the current Prospectus of any Fund you are considering as an investment for your IRA for a description of applicable charges.

Eligibility - - - - - - - - - - - - - - - - - -

    What are the eligibility requirements for an IRA?

You are eligible to establish and contribute to an IRA for a year if:

    You received compensation (or earned income if you are self-employed) during the year for personal services you rendered. If you received taxable alimony, this is treated like compensation for IRA purposes.

    You did not reach age 70  1/2 during the year.

    Can I Contribute to an IRA for my Spouse?

For each year before the year when your spouse attains age 70 1/2, you can contribute to a separate IRA for your spouse, regardless of whether your spouse had any compensation or earned income in that year. This is called a "spousal IRA." To make a contribution to a spousal IRA for your spouse, you must file a joint tax return for the year with y our spouse. For a spousal IRA, your spouse must set up a different IRA, separate from yours, to which you contribute.

Contributions - - - - - - - - - - - - - - - - -

    When Can I Make Contributions to an IRA?

You may make a contribution to your existing IRA or establish a new IRA for a taxable year by the due date (not including any extensions) for your federal income tax return for the year. Usually this is April 15 of the following year.

    How Much Can I Contribute to my IRA?

For each year when you are eligible (see above), you can contribute up to the lesser of $2,000 or 100% of your compensation (or earned income, if you are self-employed). However, under the tax laws, all or a portion of your contribution may not be deductible.

If you and your spouse have IRAs, each spouse ma y contribute up to $2,000 to his or her IRA for a year as long as the combined compensation of both spouses for the year (as shown on your joint income tax return) is at least $4,000. If the combined compensation of both spouses is less than $4,000, the spouse with the higher amount of compensation may contribute up to that spouse's compensation amount, or $2,000 if less. The spouse with the lower compensation amount may contribute any amount up to that spouse's compensation plus any excess of the other spouse's compensation over the other spouse's IRA contribution. However, the maximum contribution to either spouse's IRA is $2,000 for the year.

    How Do I Know if my Contribution is Tax Deductible?

The deductibility of your contribution depends upon whether you are (or your spouse is) an active participant in any employer-sponsored retirement plan. If neither you nor your spouse is an active participant, the entire IRA contribution is deductible.

If either you or your spouse is an active participant, your IRA contribution may still be completely or partly deductible on your tax return. This depends on the amount of your income.

    How do I Determine my or my Spouse's "Active Participant" status?

Your Form W-2 (or your spouse's W-2) should indicate if you were an active participant in an employer-sponsored retirement plan for a year. If you have a question, you should ask your employer or the plan administrator.

In one situation, your spouse's "active participant" status will not affect the deductibility of your contributions to your IRA. This rule applies only if you and your spouse file separate tax returns for the taxable year and you lived apart at all times during the taxable year.

    What are the Deduction Restrictions?

The portion of your contribution that is deductible depends upon your filing status and the amount of your modified adjusted gross income ("AGI"). The following table shows the deduction rules.

     For Active Participants
                    If You Are         If You Are             Then Your
                      Single     Married Filing Jointly  IRA Contribution Is
                   ------------  ----------------------  -------------------
Modified              Up to              Up to                  Fully
Adjusted             $25,000            $40,000               Deductible
Gross
Income             Over $25,000       Over $40,000              Partly
                   but less than      but less than           Deductible

                     $35,000            $50,000                  Not
                      and up             and up               Deductible
 How do I Calculate my Deduction if I Fall in the "Partly Deductible" Range?

First, subtract your AGI from $50,000 (married filing jointly) or $35,000
(single person). Second, divide the answer by 5, to get the maximum amount you can de duct. If this deductible amount is not a multiple of $10, round up to the next highest $10. If the number you get for the deductible amount is less than $200, round up to $200. Special rules apply if you are married and file separately.

Even though part or all of your contribution is not deductible, you may still contribute to your IRA (and your spouse may contribute to your spouse's IRA) up to the limit on contributions. When you file your tax return for the year, you must designate the amount of non-deductible IRA contributions for the year. See IRS Form 8606 and IRS Publication 590 for further details and worksheets which will assist you in determining your AGI and the amount you may deduct.

    How Do I Determine My Modified AGI?

AGI is your gross income minus those deductions which are available to all taxpayers even if they don't itemize. Instructions to calculate your AGI are provided with your income tax Form 1040 or 1040A. Instructions to determine modified AGI are provided with Form 8606 and IRS Publication 590.

    What Happens if I Contribute more than Allowed to my IRA?

The maximum contribution you can make to an IRA generally is $2,000 or 100% of compensation or earned income, whichever is less. Any amount contributed to the IRA above the maximum is considered an "excess contribution." The excess is calculated using y our contribution limit, not the deductible limit. An excess contribution is subject to excise tax of 6% for each year it remains in the IRA.

    How can I Correct an Excess Contribution?

Excess contributions may be corrected without paying a 6% penalty. To do so, you must withdraw the excess and any earnings on the excess before the due date (including extensions) for filing your federal income tax return for the year for which you made the excess contribution. A deduction should not be taken for any excess contribution. Earnings on the amount withdrawn must also be withdrawn. The earnings must be included in your income for the tax year for which the contribution was made and may be subject to a 10% premature withdrawal tax if you have not reached age 59 1/2.

    What Happens if I Don't Correct the Excess Contribution by the Tax Return
   Due Date?

Any excess contribution withdrawn after the tax return due date (including any extensions) for the year for which the contribution was made will be subject to the 6% excise tax. There will be an additional 6% excise tax for each year the excess remains in your account.

You may correct an excess contribution after tax filing time by withdrawing the excess contribution (leaving the earnings in the account). This withdrawal will not be includible in income nor will it be subject to any premature withdrawal penalty (1) to the extent your contributions to all IRAs do not exceed $2,000 and (2) you did not take a deduction for the excess amount (or you file an amended return (Form 1040X) which removes the excess deduction). Any earnings withdrawn will be subject to the 10% penalty on early withdrawals if you have not re ached age 59 1/2.

The amount by which the excess contribution exceeds $2,000 will be includible in income and may be subject to the 10% early withdrawal penalty when withdrawn after the tax return due date (including extensions) for the year in which the excess contribution was made.

Excess contributions also may be corrected in subsequent years to the extent that you contribute less than your maximum amount in those years. As the prior excess contribution is reduced or eliminated, the 6% excise tax will become correspondingly reduced or eliminated for subsequent tax years. Also, you may be able to take an income tax deduction for the amount of excess that was reduced or eliminated, depending on whether you would be able to take a deduction if you had instead contributed the same amount.

Transfers/Rollovers - - - - - - - - - - - - - -

     Can I Transfer or Roll Over a Distribution I Receive from my Employer's
     Retirement Plan into an IRA?

Many distributions from employer plans or 403(b) arrangements (for employees of tax-exempt employers) are eligible for rollover to an IRA. If you are eligible to receive a distribution from a tax qualified retirement plan as a result of, for example, termination of employment, plan discontinuance, or retirement, all or part of the distribution may be transferred directly into your IRA. This is called a "direct rollover." Or, you may receive the distribution and make a regular rollover to your IRA within 60 days. By making a direct rollover or a regular rollover, you can defer income taxes on the amount rolled over until you subsequently make withdrawals from your IRA.

The maximum amount you may roll over is the amount of employer contributions and earnings distributed. You may not roll over any after-tax employee contributions you made to the employer retirement plan. If you are over age
70 1/2 and are required to take minimum distributions under the tax laws, you may not roll over any amount required to be distributed to you under the minimum distribution rules. Also, if you are receiving periodic payments over your or your and your designated beneficiary's life expectancy or for a period of at least 10 years, you may not roll over these payments. A regular rollover to an IRA must be completed within 60 days after the distribution from the employer retirement plan to be valid.

NOTE:  A qualified plan administrator or 403(b) sponsor MUST WITHHOLD 20% OF
YOUR DISTRIBUTION for federal income taxes UNLESS you elect a direct rollover. Your plan or 403(b) sponsor is required to provide you with in formation about direct and regular rollovers and withholding taxes before you receive your distribution and must comply with your directions to make a direct rollover.

The rules governing rollovers are complicated. Be sure to consult your tax advisor or the IRS if you have a question about rollovers.

    Once I Have Rolled Over a Plan Distribution into an IRA, Can I
    Subsequently Roll Over into another Employer's Qualified Retirement Plan?

Yes. Part or all of an eligible distribution received from a qualified plan may be transferred to another qualified plan through the medium of an IRA.
However, the IRA must have no assets other than those which were previously distributed to you from the qualified plan. Specifically, the IRA cannot contain any regular IRA contributions. Also, the new qualified plan must accept rollovers. Similar rules apply to rollover IRAs established with rollovers from 403(b) arrangements.

    How Often Can I Make a Regular Rollover from my IRA to another IRA?

You may make a regular rollover from one IRA to another only once in any 365-day period. This rule applies to each individual IRA.

    What Happens If I Combine Rollover Contributions With My Regular
    Contributions In One IRA?

If you wish to make both a regular annual contribution and a rollover contribution, you may wish to open two separate IRAs by completing two adoption agreements and two sets of forms. You should consult a tax advisor before making your regular contribution to the IRA you established with rollover contributions (or make a rollover contribution to the IRA to which you make your regular contributions). This is because combining your regular annual contributions and rollover contributions originating from an employer plan distribution would prohibit the future rollover of the assets of the IRA into another qualified plan. If despite this, you still wish to combine a rollover contribution and the IRA holding your regular contributions, you should establish the account as an Accumulation IRA on the Adoption
Agreement and make the contributions to that account.

    How Do Rollovers Affect my Contribution or Deduction Limits?

Rollover contributions, if properly made, do not count toward the maximum contribution. Also, rollovers are not deductible and they do not affect your deduction limits as described above.

Investments - - - - - - - - - - - - - - - - - -

    How Are My IRA Contributions Invested?

You control the investment and reinvestment of contributions to your IRA.
Investments must be in one or more of the Funds avail able from time to time as listed in the Adoption Agreement for your IRA or in an investment selection form included with your IRA Adoption Agreement. You direct the investment of your IRA by giving your investment instructions to the Distributor for the Fund. Since you control the investment of your IRA, you are responsible for any losses; neither the Custodian nor the Distributor has any responsibility for any loss or diminution in value occasioned by your exercise of investment control. Transactions for your IRA will generally be effected at the applicable public offering price or net asset value for shares of the Fund involved next established after the Distributor receives proper investment instructions from you; consult the current Prospectus for the Fund involved for additional information.

Before making any investment, read carefully the current Prospectus for any Fund you are considering as an investment for your IRA. The Prospectus will contain information about the Fund's investment objectives and policies, as well as any minimum initial investment or minimum balance requirements and any sales, redemption or other charges.

Because you control the selection of investments for your IRA and because mutual fund shares fluctuate in value, the growth in value of your IRA cannot be guaranteed or projected.

    Are There Any Restrictions on the Use of my IRA Assets?

The tax-exempt status of your IRA will be revoked if you engage in any of the prohibited transactions listed in Section 4975 of the tax co de. The fair market value of your IRA will be includible in your taxable income in the year in which such prohibited transaction takes place. The fair market value of your IRA may also be subject to a 10% penalty tax as a premature withdrawal if you have not yet reached the age of 59 1/2.

Any investment in a collectible (for example, rare stamps) by your IRA is treated as a taxable withdrawal; the only exception involves certain types of government-sponsored coins.

    What Is A Prohibited Transaction?

Generally, a prohibited transaction is any improper use of the assets in your IRA. Some examples of prohibited transactions are:

    Direct or indirect sale or exchange of property between you and your IRA.

    Transfer of any property from your IRA to yourself or from yourself to your IRA.

Your IRA could lose its tax exempt status if you use all or part of your interest in your IRA as security for a loan or borrow any money from your IRA. Any portion of your IRA used as security for a loan will be taxed as ordinary income in the year in which the money is borrowed. If you are under age 59 1/2, this amount will also be subject to a 10% penalty tax as a premature distribution.

Withdrawals - - - - - - - - - - - - - - - - - -

    When can I make withdrawals from my IRA?

You may withdraw from your IRA at any time.  However, withdrawals before age
59 1/2 may be subject to a 10% penalty tax in addition to regular income taxes (see below).

    When must I start making withdrawals?

If you have not withdrawn your entire IRA by the April 1 following the year in which you reach 70 1/2, you must make minimum withdrawals by December 31 each year in order to avoid penalty taxes. The rule allowing certain employees to postpone distributions from an employer qualified plan until actual retirement (even if this is after age 70 1/2) does not apply to IRAs.

The minimum withdrawal amount is determined by dividing the balance in your IRA (or IRAs) by your life expectancy or the combined life expectancy of you and your designated beneficiary. The minimum withdrawal rules are complex.
Consult your tax advisor for assistance.

The penalty tax is 50% of the difference between the minimum withdrawal amount and your actual withdrawals during a year. The IRS may waive or reduce the penalty tax if you can show that your failure to make the required minimum withdrawals was due to reasonable cause and you are taking reasonable steps to remedy the problem.

    How Are Withdrawals From My IRA Taxed?

Amounts withdrawn by you are includible in your gross income in the taxable year that you receive them, and are taxable as ordinary income. Lump sum withdrawals from an IRA are not eligible for averaging treatment currently available to certain lump sum distributions from qualified employer retirement plans.

Since the purpose of the IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 generally will be considered as an early withdrawal and subject to a 10% penalty tax.

The 10% penalty tax for early withdrawal will not apply if:

    The distribution was a result of your death or disability;

    The distribution is one of a scheduled series of substantially equal periodic payments for your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary). If there is an adjustment to the scheduled series of payments, the 10% penalty tax will apply. For example, if you begin receiving payments at age 50 under a withdrawal program providing for substantially equal payments over your life expectancy, and at age 58 you elect to receive the remaining amount of your IRA in a lump-sum, the 10% penalty tax will apply to the lump sum and to the amounts previously paid to you before age 59 1/2;

    The distribution does not exceed the amount of your deductible medical expenses for the year (generally speaking, medical expenses paid during a year are deductible if they are greater than 7.5% of your adjusted gross income for that year); or

    The distribution does not exceed the amount you paid for health insurance coverage for yourself, your spouse and dependents. This exception applies only if you have been unemployed and received federal or state unemployment compensation payments for at least twelve weeks; this exception applies to distributions during the year in which you received the unemployment compensation and during the following year, but not to any distributions received after you have been reemployed for at least
     60 days.

In addition, certain taxpayers with very large accumulations in tax-favored arrangements (including IRAs, 403(b) arrangements and employer qualified plans) may be subject to a 15% penalty tax (in addition to regular income taxes) if distributions during a year from all such arrangements exceed a certain amount. This amount is $160,000 for 1997 (and is indexed for future cost-of-living changes). Distributions from all tax-favored arrangements during a year are counted in determining whether any distributions are above the floor amount and are subject to the 15% penalty tax. There are special rules for grandfathered amounts and for lump sum distributions from qualified plans. Under current law, this 15% penalty tax will not apply during calendar years 1997, 1998 and 199 9 (however, a related estate tax 15% penalty tax on certain excess amounts remaining in tax-favored arrangements upon your death continues to apply during these years). Consult your tax advisor for additional information on these penalty tax rules.

    How are Nondeductible Contributions Taxed When They are Withdrawn?

A withdrawal of nondeductible contributions (not including earnings) will be tax-free. However, if you made both deductible and nondeductible IRA contributions, then each distribution will be treated as partly a return of your nondeductible contributions (not taxable) and partly a distribution of deductible contributions and earnings (taxable). The nontaxable amount is the portion of the amount withdrawn which bears the same ratio as your total nondeductible IRA contributions bear to the total balance of all your IRAs
(including rollover IRAs and SEPs).

For example, assume that you made the following IRA contributions:

Year    Deductible   Nondeductible
----    ----------   -------------
1993     $2,000
1994     $2,000
1995     $1,000        $1,000
1996                   $1,000
         ------        ------
         $5,000        $2,000

In addition assume that your IRA has total investment earnings through 1997 of $1,000. During 1997 you withdraw $500. Your total account balance as of 12-31-97 is $7,500 as shown below.

     Deductible Contributions                $5,000
     Nondeductible Contributions             $2,000
     Earnings On IRAs                        $1,000
     Less 1997 Withdrawal                   ($  500)
                                            --------
     Total Account Balance as of 12/31/97    $7,500

To determine the nontaxable portion of your 1997 withdrawal, the total 1997 withdrawal ($500) must be multiplied by a fraction. The numerator of the fraction is the total of all nondeductible contributions remaining in the account before the 1997 withdrawal ($2,000). The denominator is the total account balance as of 12-31-97 ($7,500) plus the 1997 withdrawal ($500) or $8,000. The calculation is:

                              $2,000/$8,000  x $500 = $125

Thus, $125 of the $500 withdrawal in 1997 will not be included in your taxable income. The remaining $375 will be taxable for 1997. In addition, for future calculations the remaining nondeductible contribution total will be $2,000 minus $125, or $1,875.
A loss in your IRA investment may be deductible. You should consult your tax advisor for further details on the appropriate calculation for this deduction if applicable.

Other Matters - - - - - - - - - - - - - - - - -

    What IRA Reports does the Custodian Issue?

The Custodian will report all withdrawals to the IRS and the recipient on the appropriate form. For reporting purposes, a direct transfer of assets to a successor custodian or trustee is not considered a withdrawal.
The Custodian will report to the IRS the year-end value of your account and the amount of any rollover or regular contribution made during a calendar year, as well as the tax year for which a contribution is made. Unless the Custodian receives an indication from you to the contrary, it will treat any amount as a contribution for the tax year in which it is received. It is most important that a contribution between January and April 15th for the prior year be clearly designated as such.

    What Tax Information Must I Report to the IRS?

You must file Form 5329 with the IRS for each taxable year for which you made an excess contribution, or you take a premature withdrawal, or you withdraw less than the required minimum amount from your IRA.

You must also report each nondeductible contribution to the IRS by designating it a nondeductible contribution on your tax return. Use Form
8606. In addition, for any year in which you make a nondeductible contribution or take a withdrawal, you must include additional information on your tax return. The information required includes: (1) the amount of your nondeductible contributions for that year; (2 ) the amount of withdrawals from IRAs in that year; (3) the amount by which your total nondeductible contributions for all the years exceed the total amount of your distributions previously excluded from gross income; and (4) the total value of all your IRAs as of the end of the year. If you fail to report any of this information, the IRS will assume that all your contributions were deductible.
This will result in the taxation of the portion of your withdrawals that should be treated as a nontaxable ret urn of your nondeductible contributions.

     Are IRA Withdrawals subject to Withholding?

Federal income tax generally will be withheld at a flat rate of 10% from any withdrawal from your IRA, unless you elect not to have tax withheld.
Withdrawals from an IRA are not subject to the mandatory 20% income tax withholding that applies to most distributions from qualified plans or 403(b) accounts that are not directly rolled over to another plan or IRA.

    Are the Earnings on my IRA Funds Taxed?

Any earnings on investments held in your IRA are generally exempt from federal income taxes and will not be taxed until withdrawn by you, unless the tax exempt status of your IRA is revoked.

Account Termination - - - - - - - - - - - - - -

You may terminate your IRA at any time after its establishment by sending a complete withdrawal form, or a transfer authorization form, to:

     State Street Bank & Trust Co./NFDS
     P.O. Box 419017
     Kansas City, MO  64141-6017

Your IRA with State Street Bank will terminate upon the first to occur of the following:

     The date your properly executed withdrawal form (as described above) withdrawing your total IRA balance is received and accepted by the Custodian or, if later, the termination date specified in the withdrawal form.

     The date the IRA ceases to qualify under the tax code. This will be deemed a termination.

     The transfer of the IRA to another custodian/trustee.

     The rollover of the amounts in the IRA to another custodian/trustee.

Any outstanding fees must be received prior to such a termination of your account.

The amount you receive from your IRA will be treated as a withdrawal, and thus the rules relating to IRA withdrawals will apply. For example, if the IRA is terminated before you reach age 59 1/2, the 10% early withdrawal penalty may apply to the amount you receive.

IRA Documents - - - - - - - - - - - - - - - - -

The terms contained in Articles I to VII of the State Street Bank and Trust
Company Individual Retirement Custodial Account document have been promulgated by the IRS in Form 5305-A for use in establishing an IRA custodial account that meets the requirements of the tax laws for a valid
IRA. This IRS approval relates only to the form of Articles I to VII and is not an approval of the merits of the IRA or of any investment permitted by the IRA.


                   STATE STREET BANK AND TRUST COMPANY
                 INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The following provisions of Articles I to VII are in the form promulgated by the Internal Revenue Service in Form 5305-A for use in establishing an individual retirement custodial account.

Article I.

The Custodian may accept additional cash contributions on behalf of the Depositor for a tax year of the Depositor. The total cash contributions are limited to $2,000 for the tax year unless the contribution is a rollover contribution described in section 402(c)(but only after December 31, 1992), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution to a simplified employee pension plan as described in section 408(k). Rollover contributions before January 1, 1993 include rollovers described in section 402(a)(5), 402(a)(6), 402(a)(7), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code or an
employer contribution to a simplified employee pension plan as described in section 408(k).

Article II.

The Depositor's interest in the balance in the custodial account is nonforfeitable.

Article III.

1. No part of the custodial funds may be invested in life insurance contracts, nor may the assets of the custodial account be commingled with other property except in a common trust fund or common investment fund
(within the meaning of section 408(a)(5) of the Code).

2. No part of the custodial funds may be invested in collectibles (within the meaning of section 408(m) except as otherwise permitted by section
408(m)(3) which provides an exception for certain gold and silver coins and coins issued under the laws of an y state.

Article IV.

1. Notwithstanding any provisions of this agreement to the contrary, the distribution of the Depositor's interest in the custodial account shall be made in accordance with the following requirements and shall otherwise comply with section 408(a)(6) and Proposed Regulations section 1.408-8, including the incidental death benefit provisions of Proposed Regulations section
1.401(a)(9)-2, the provisions of which are  incorporated by reference.

2. Unless otherwise elected by the time distributions are required to begin to the Depositor under paragraph 3, or to the surviving spouse under paragraph 4, other than in the case of a life annuity, life expectancies shall be recalculated annually. Such election shall be irrevocable as to the Depositor and the surviving spouse and shall apply to all subsequent years.
The life expectancy of a nonspouse beneficiary may not be recalculated.

3. The Depositor's entire interest in the custodial account must be, or begin to be, distributed by the Depositor's required beginning date, the April 1 following the calendar year end in which the Depositor reaches age 70
1/2. By that date, the Deposit or may elect, in a manner acceptable to the Custodian, to have the balance in the custodial account distributed in:
     (a)  A  single-sum payment.
     (b) An annuity contract that provides equal or substantially equal monthly, quarterly, or annual payments over the life of the Depositor.
     (c) An annuity contract that provides equal or substantially equal monthly, quarterly, or annual payments over the joint and last survivor lives of the Depositor and his or her designated beneficiary.
     (d) Equal or substantially equal annual payments over a specified period that may not be longer than the Depositor's life expectancy.
     (e) Equal or substantially equal annual payments over a specified period that may not be longer than the joint life and last survivor expectancy of the Depositor and his or her designated beneficiary.

4. If the Depositor dies before his or her entire interest is distributed to him or her, the entire remaining interest will be distributed as follows:

    (a) If the Depositor dies on or after distribution of his or her interest has begun, distribution must continue to be made in accordance with paragraph 3.
     (b) If the Depositor dies before distribution of his or her interest has begun, the entire remaining interest will, at the election of the Depositor or, if the Depositor has not so elected, at the election of the beneficiary or beneficiaries, either
          (i) Be distributed by the December 31 of the year containing the fifth anniversary of the Depositor's death, or
          (ii) Be distributed in equal or substantially equal payments over the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31 of the year following the year of the Depositor's death. If, however, the beneficiary is the Depositor's surviving spouse, then this distribution is not required to begin before December 31 of the year in which the Depositor would have turned age 70 1/2.
     (c) Except where distribution in the form of an annuity meeting the requirements of section 408(b)(3) and its related regulations has irrevocably commenced, distributions are treated as having begun on the Depositor's required beginning date, even though payments may actually have been made before that date.
     (d) If the Depositor dies before his or her entire interest has been distributed and if the beneficiary is other than the surviving spouse, no additional cash contributions or rollover contributions may be accepted in the account.

5. In the case of distribution over life expectancy in equal or substantially equal annual payments, to determine the minimum annual payment for each year, divide the Depositor's entire interest in the Custodial account as of the close of business on December 31 of the preceding year by the life expectancy of the Depositor (or the joint life and last survivor expectancy of the Depositor and the Depositor's designated beneficiary, or the life expectancy of the designated beneficiary, whichever applies.) In the case of distributions under paragraph 3, determine the initial life expectancy (or joint life and last survivor expectancy) using the attained ages of the Depositor and designated beneficiary as of their birthdays in the year the Depositor reaches age 70 1/2. In the case of a distribution in accordance with paragraph 4(b)(ii), determine life expectancy using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence.

6. The owner of two or more individual retirement accounts may use the "alternative method" described in Notice 88-38, 1988-1 C.B. 524, to satisfy the minimum distribution requirements described above. This method permits an individual to satisfy these requirements by taking from one individual retirement account the amount required to satisfy the requirement for another.

Article V.

1. The Depositor agrees to provide the Custodian with information necessary for the Custodian to prepare any reports required under section 408(i) and Regulations sections 1.408-5 and 1.408-6.

2. The Custodian agrees to submit reports to the Internal Revenue Service and the Depositor as prescribed by the Internal Revenue Service.

Article VI.

Notwithstanding any other articles which may be added or incorporated, the provisions of Articles I through III and this sentence will be controlling.
Any additional articles that are not consistent with section 408(a) and the related regulations will be invalid.

Article VII.

This agreement will be amended from time to time to comply with the provisions of the Code and related regulations. Other amendments may be made with the consent of the persons whose signatures appear on the Adoption
Agreement.

Article VIII.

1. As used in this Article VIII the following terms have the following meanings:

"Custodian" means State Street Bank and Trust Company.

"Fund" means a mutual fund or registered investment company which is specified in the Adoption Agreement, or which is designated by the Distributor named in the Adoption Agreement, as being available as an investment for the custodial account; provided, however, that such a mutual fund or registered investment company must be legally offered for sale in the state of the Depositor's residence in order to be a Fund hereunder.

"Distributor" means the entity which has a contract with the Fund(s) to serve as distributor of the shares of such Fund(s).
In any case where there is no Distributor, the duties assigned hereunder to the Distributor may be performed by the Fund(s) or by an entity that has a contract to perform management or investment advisory services for the Fund(s).

"Service Company" means any entity employed by the Custodian or the Distributor, including the transfer agent for the Fund(s), to perform various administrative duties of either the Custodian or the Distributor.

In any case where there is no Service Company, the duties assigned hereunder to the Service Company will be performed by the Distributor (if any) or by an entity specified in the second preceding paragraph.

2. The Depositor may revoke the custodial account established hereunder by mailing or delivering a written notice of revocation to the Custodian within seven days after the Depositor receives the Disclosure Statement related to the custodial account. Mailed notice is treated as given to the Custodian on date of the postmark (or on the date of Post Office certification or registration in the case of notice sent by certified or registered mail).
Upon timely revocation, the Depositor's initial contribution will be returned, without adjustment for administrative expenses, commissions or sales charges, fluctuations in market value or other changes.

3. All contributions to the custodial account shall be invested and reinvested in full and fractional shares of one or more Funds. Such investments shall be made in such proportions and/or in such amounts as Depositor from time to time in the Adoption Agreement or by other written notice to the Service Company (in such form as may be acceptable to the Service Company) may direct.

The Service Company shall be responsible for promptly transmitting all investment directions by the Depositor for the purchase or sale of shares of one or more Funds hereunder to the Funds' transfer agent for execution.
However, if investment directions with respect to the investment of any contribution hereunder are not received from the Depositor as required or, if received, are unclear or incomplete in the opinion of the Service Company, the contribution will be returned to the Depositor without liability for interest or for loss of income or appreciation. If any directions or other orders by the Depositor with respect to the sale or purchase of shares of one or more Funds for the custodial account are unclear or incomplete in the opinion of the Service Company, the Service Company will refrain from carrying out such investment directions or from executing any such sale or purchase, without liability for loss of income or for appreciation or depreciation of any asset, pending receipt of clarification or completion from the Depositor.

All investment directions by Depositor will be subject to any minimum initial or additional investment or minimum balance rules applicable to a Fund as described in its prospectus.

All dividends and capital gains or other distributions received on the shares of any Fund held in the Depositor's account shall be retained in the account and (unless received in additional shares) shall be reinvested in full and fractional shares of such Fund.

4. Subject to the minimum initial or additional investment, minimum balance and other exchange rules applicable to a Fund, the Depositor may at any time direct the Service Company to exchange all or a specified portion of the shares of a Fund in the Depositor's account for shares and fractional shares of one or more other Fund s. The Depositor shall give such directions by written or telephonic notice acceptable to the Service Company, and the Service Company will process such directions as soon as practicable after receipt thereof (subject to the second paragraph of Section 3 of this Article VIII.

5. Any purchase or redemption of shares of a Fund for or from the Depositor's account will be effected at the public offering price or net asset value of such Fund (as described in the then effective prospectus for such Fund) next established after the Service Company has transmitted the Depositor's investment directions to the transfer agent for the Fund(s).

Any purchase, exchange, transfer or redemption of shares of a Fund for or from the Depositor's account will be subject to any applicable sales, redemption or other charge as described in the then effective prospectus for such Fund.

6. The Service Company shall maintain adequate records of all purchases or sales of shares of one or more Funds for the Depositor's custodial account.
Any account maintained in connection herewith shall be in the name of the Custodian for the benefit of the Depositor. All assets of the custodial account shall be registered in the name of the Custodian or of a suitable nominee. The books and records of the Custodian shall show that all such investments are part of the custodial account.

The Custodian shall maintain or cause to be maintained adequate records reflecting transactions of the custodial account. In the discretion of the Custodian, records maintained by the Service Company with respect to the account hereunder will be deemed t o satisfy the Custodian's recordkeeping responsibilities therefor. The Service Company agrees to furnish the Custodian with any information the Custodian requires to carry out the Custodian's recordkeeping responsibilities.

7. Neither the Custodian nor any other party providing services to the custodial account will have any responsibility for rendering advice with respect to the investment and reinvestment of Depositor's custodial account, nor shall such parties be liable for any loss or diminution in value which results from Depositor's exercise of investment control over his custodial account. Depositor shall have and exercise exclusive responsibility for and control over the investment of the assets of his custodial account, and neither Custodian nor any other such party shall have any duty to question his directions in that regard or to advise him regarding the purchase, retention or sale of shares of one or more Funds for the custodial account.

8. The Depositor may appoint an investment advisor with respect to the custodial account on a form acceptable to the Custodian and the Service
Company. The investment advisor's appointment will be in effect until written notice to the contrary is received by the Custodian and the Service
Company. While an investment advisor's appointment is in effect, the investment advisor may issue investment directions or may issue orders for the sale or purchase of shares of one or more Funds to the Service Company, and the Service Company will be fully protected in carrying out such investment directions or orders to the same extent as if they had been given by the Depositor.

The Depositor's appointment of any investment advisor will al so be deemed to be instructions to the Custodian and the Service Company to pay such investment advisor's fees to the investment advisor from the custodial account hereunder without additional authorization by the Depositor or the Custodian.

9.  Distribution of the assets of the custodial account shall be made at such time and in such form as Depositor (or the Beneficiary if Depositor is deceased) shall elect by written order to the Custodian.  Depositor acknowledges that any distribution (except for distribution on account of
Depositor's disability or death, return of an "excess contribution" referred to in Code Section 408(d), or a "rollover" from this custodial account) made earlier than age 59 1/2 may subject Depositor to an "additional tax on early distributions" under Code Section 72(t).  For that purpose, Depositor will be considered disabled if Depositor can prove, as provided in Code Section
72(m)(7), that Depositor is unable to engage in any substantial gainful activity by reason of any medically  de terminable physical or mental impairment which can be expected to result in death or be of long-continued
and indefinite duration.  It is the responsibility of the Depositor (or the
Beneficiary) by appropriate distribution instructions to the Custodian to insure that the distribution requirements of Code Section 401(a)(9) and
Article IV above are met.  If the Depositor (or Beneficiary) does not direct the Custodian to make distributions from the custodial account by the time that such distributions are required to commence in accordance with such distribution requirements, the Custodian (and Service Company) shall assume that the Depositor (or Beneficiary) is meeting the minimum distribution requirements from another individual retirement arrangement maintained by the
Depositor (or Beneficiary) and the Custodian and Service Company shall be fully protected in so doing.  The Depositor (or the Depositor's surviving spouse) may elect to comply with the distribution requirements in Article IV using the recalculation of life expectancy method, or may elect that the life expectancy of the Depositor (and/or the Depositor's surviving spouse) will not be recalculated; any such election may be in such form as the Depositor
(or surviving spouse) provides (including the  calculation of minimum distribution amounts in accordance with a method that does not provide for recalculation of the life expectancy of one or both of the Depositor and surviving spouse and instructions to the Custodian in accordance with such
method).   Neither Custodian nor any other party providing services to the custodial account assumes any responsibility for the tax treatment of any distribution from the custodial account; such responsibility rests solely with the person ordering the distribution.

10.  Custodian assumes (and shall have) no responsibility to make any distribution except upon the written order of Depositor (or Beneficiary if
Depositor is deceased) containing such information as the Custodian may reasonably request.  Also, before making  any distribution or honoring any assignment of the custodial account, Custodian shall be furnished with any and all applications, certificates, tax waivers, signature guarantees and other documents (including proof of any legal representative's authority)
deemed necessary or advisable by Custodian, but Custodian shall not be responsible for complying with an order which appears on its face to be genuine, or for refusing to comply if not satisfied it is genuine, and
Custodian has no duty of further inquiry .   Any distributions from the
account may be mailed, first-class postage prepaid, to the last known address of the person who is to receive such distribution, as shown on the
Custodian's records, and such distribution shall to the extent thereof completely  discharge the Custodian's liability for such payment.

11. (a) The term "Beneficiary" means the person or persons designated as such by the "designating person" (as defined below) on a form acceptable to the Custodian for use in connection with the custodial account, signed by the designating person, and filed with the Custodian. The form may name individuals, trusts, estates, or other entities as either primary or contingent beneficiaries.
          However, if the designation does not effectively dispose of the entire custodial account as of the time distribution is to commence, the term "Beneficiary" shall then mean the designating person's estate with respect to the assets of the custodial account not disposed of by the designation form. The form last accepted by the Custodian before such distribution is to commence, provided it was received by the Custodian (or deposited in the U.S. Mail or with a delivery service) during the designating person's lifetime, shall be controlling and, whether or not fully dispositive of the custodial account, thereupon shall revoke all such forms previously filed by that person. The term "designating person" means
          Depositor during his/her lifetime; after Depositor's death, it also means Depositor's spouse if the spouse begins to receive a portion of the custodial account (pursuant to such a designation by Depositor) under a form of distribution permitted by Article IV.
          A designation by Depositor's spouse shall relate solely to the balance remaining in the spouse's portion of the custodial account after the death of the spouse.
     (b) When and after distributions from the custodial account to Depositor's Beneficiary commence, all rights and obligations assigned to Depositor hereunder shall inure to, and be enjoyed and exercised by, Beneficiary instead of Depositor.

12. (a) The Depositor agrees to provide information to the Custodian at such time and in such manner as may be necessary for the Custodian to prepare any reports required under Section 408(i) of the Code and the regulations thereunder or otherwise.
     (b) The Custodian or the Service Company will submit reports to the Internal Revenue Service and the Depositor at such time and manner and containing such information as is prescribed by the Internal
          Revenue Service.
     (c) The Depositor, Custodian and Service Company shall furnish to each other such information relevant to the custodial account as may be required under the Code and any regulations issued or forms adopted by the Treasury Department thereunder or as may otherwise be necessary for the administration of the custodial account.
     (d)  The Depositor shall file any reports to the Internal Revenue
          Service which are required of him by law (including Form 5329), and neither the Custodian nor Service Company shall have any duty to advise Depositor concerning or monitor Depositor's compliance with such requirement.

13. (a) Depositor retains the right to amend this custodial account document in any respect at any time, effective on a stated date which shall be at least 60 days after giving written notice of the amendment (including its exact terms) to Custodian by registered or certified mail, unless Custodian waives notice as to such amendment. If the Custodian does not wish to continue serving as such under this custodial account document as so amended, it may resign in accordance with Section 17 below.
     (b) Depositor delegates to the Custodian the Depositor's right so to amend, provided the Custodian amends in the same manner all agreements comparable to this one, having the same Custodian, permitting comparable investments, and under which such power has been delegated to it; this includes the power to amend retroactively if necessary or appropriate in the opinion of the Custodian in order to conform this custodial account to pertinent provisions of the Code and other laws or successor provisions of law, or to obtain a governmental ruling that such requirements are met, to adopt a prototype or master form of agreement in substitution for this Agreement, or as otherwise may be advisable in the opinion of the Custodian. Such an amendment by the Custodian shall be communicated in writing to Depositor, and Depositor shall be deemed to have consented thereto unless, within 30 days after such communication to Depositor is mailed, Depositor either (i) gives Custodian a written order for a complete distribution or transfer of the custodial account, or (ii) removes the Custodian and appoints a successor under Section 17 below.
          Pending the adoption of any amendment necessary or desirable to conform this custodial account document to the requirements of any amendment to the Internal Revenue Code or regulations or rulings thereunder, the Custodian and the Service Company may operate the Depositor's custodial account in accordance with such requirements to the extent that the Custodian and/or the Service Company deem necessary to preserve the tax benefits of the account.
     (c) Notwithstanding the provisions of subsections (a) and (b) above, no amendment shall increase the responsibilities or duties of Custodian without its prior written consent.
     (d) This Section 13 shall not be construed to restrict the Custodian's right to substitute fee schedules in the manner provided by Section
          16 below, and no such substitution shall be deemed to be an amendment of this Agreement.

14. (a) Custodian shall terminate the custodial account if this Agreement is terminated or if, within 30 days (or such longer time as Custodian may agree) after resignation or removal of Custodian under Section 17, Depositor has not appointed a successor which has accepted such appointment. Termination of the custodial account shall be effected by distributing all assets thereof in a single payment in cash or in kind to Depositor, subject to Custodian's right to reserve funds as provided in Section (b). Upon termination of the custodial account, this custodial account document shall have no further force and effect, and Custodian shall be relieved from all further liability hereunder or with respect to the custodial account and all assets there of so distributed.

15. (a) In its discretion, the Custodian may appoint one or more contractors or service providers to carry out any of its functions and may compensate them from the custodial account for expenses attendant to those functions.
     (b) The Service Company shall be responsible for receiving all instructions, notices, forms and remittances from Depositor and for dealing with or forwarding the same to the transfer agent for the Fund(s).
     (c) The parties do not intend to confer any fiduciary duties on Custodian or Service Company (or any other party providing services to the custodial account), and none shall be implied. Neither shall be liable (or assumes any responsibility) for the collection of contributions, the proper amount, time or deductibility of any contribution to the custodial account or the propriety of any contributions under this Agreement, or the purpose, time, amount
          (including any minimum distribution amounts) or propriety of any distribution hereunder, which matters are the responsibility of Depositor and Depositor's Beneficiary.
     (d) Not later than 60 days after the close of each calendar year (or after the Custodian's resignation or removal), the Custodian and Service Company shall each file with Depositor a written report or reports reflecting the transactions effected by it during such period and the assets of the custodial account at its close. Upon the expiration of 60 days after such a report is sent to Depositor
          (or Beneficiary), the Custodian and Service Company shall be forever released and discharged from all liability and accountability to anyone with respect to transactions shown in or reflected by such report except with respect to any such acts or transactions as to which Depositor shall have filed written objections with the Custodian or Service Company within such 60 day period.
     (e) The Service Company shall deliver, or cause to be delivered, to Depositor all notices, prospectuses, financial statements and other reports to shareholders, proxies and proxy soliciting materials relating to the shares of the Funds(s) credited to the custodial account. No shares shall be voted, and no other action shall be taken pursuant to such documents, except upon receipt of adequate written instructions from Depositor.
     (f) Depositor shall always fully indemnify Service Company, Distributor, the Fund(s) and Custodian and save them harmless from any and all liability whatsoever which may arise either (i) in connection with this Agreement and the matters which it contemplates, except that which arises directly out of the Service
          Company's, Distributor's or Custodian's negligence or willful misconduct, or (ii) with respect to making or failing to make any distribution, other than for failure to make distribution in accordance with an order therefor which is in full compliance with
          Section 10. Neither Service Company nor Custodian shall be obligated or expected to commence or defend any legal action or proceeding in connection with this Agreement or such matters unless agreed upon by that party and Depositor, and unless fully indemnified for so doing to that party's satisfaction.
     (g) The Custodian and Service Company shall each be responsible solely for performance of those duties expressly assigned to it in this Agreement, and neither assumes any responsibility as to duties assigned to anyone else hereunder or by operation of law.
     (h) Custodian and Service Company may each conclusively rely upon and shall be protected in acting upon any written order from Depositor or Beneficiary, or any investment advisor appointed under Section
          8, or any other notice, request, consent, certificate or other instrument or paper believed by it to be genuine and to have been properly executed, and so long as it acts in good faith, in taking or omitting to take any other action in reliance thereon. In addition, Custodian will carry out the requirements of any apparently valid court order relating to the custodial account and will incur no liability or responsibility for so doing.
16. (a) The Custodian, in consideration of its services under this Agreement, shall receive the fees specified on the applicable fee schedule. The fee schedule originally applicable shall be the one specified in the Disclosure Statement furnished to the Depositor.
          The Custodian may substitute a different fee schedule at any time upon 30 days' written notice to Depositor. The Custodian shall also receive reasonable fees for any services not contemplated by any applicable fee schedule and either deemed by it to be necessary or desirable or requested by Depositor.
     (b) Any income, gift, estate and inheritance taxes and other taxes of any kind whatsoever, including transfer taxes incurred in connection with the investment or reinvestment of the assets of the custodial account, that may be levied or assessed in respect to such assets, and all other administrative expenses incurred by the Custodian in the performance of its duties (including fees for legal services rendered to it in connection with the custodial account) shall be charged to the custodial account.
     (c) All such fees and taxes and other administrative expenses charged to the custodial account shall be collected either from the amount of any contribution or distribution to or from the account, or (at the option of the person entitled to collect such amounts) to the extent possible under the circumstances by the conversion into cash of sufficient shares of one or more Funds held in the custodial account (without liability for any loss incurred thereby).
          Notwithstanding the foregoing, the Custodian or Service Company may make demand upon the Depositor for payment of the amount of such fees, taxes and other administrative expenses. Fees which remain outstanding after 60 days may be subject to a collection charge.

17. (a) Upon 30 days' prior written notice to the Custodian, Depositor may remove it from its office hereunder. Such notice, to be effective, shall designate a successor custodian and shall be accompanied by the successor's written acceptance. The Custodian also may at any time resign upon 30 days' prior written notice to Depositor, whereupon the Depositor shall appoint a successor to the Custodian.
     (b) The successor custodian shall be a bank, insured credit union, or other person satisfactory to the Secretary of the Treasury under Code Section 408(a)(2). Upon receipt by Custodian of written acceptance by its successor of such successor's appointment, Custodian shall transfer and pay over to such successor the assets of the custodial account and all records (or copies thereof) of Custodian pertaining hereto, provided that the successor custodian agrees not to dispose of any such records without the Custodian's consent. Custodian is authorized, however, to reserve such sum of money or property as it may deem advisable for payment of all its fees, compensation, costs, and expenses, or for payment of any other liabilities constituting a charge on or against the assets of the custodial account or on or against the Custodian, with any balance of such reserve remaining after the payment of all such items to be paid over to the successor custodian.
     (c) Any Custodian shall not be liable for the acts or omissions of its predecessor or its successor.

18. References herein to the "Internal Revenue Code" or "Code" and sections thereof shall mean the same as amended from time to time, including successors to such sections.

19. Except where otherwise specifically required in this Agreement, any notice from Custodian to any person provided for in this Agreement shall be effective if sent by first-class mail to such person at that person's last address on the Custodian's records.

20. Depositor or Depositor's Beneficiary shall not have the right or power to anticipate any part of the custodial account or to sell, assign, transfer, pledge or hypothecate any part thereof. The custodial account shall not be liable for the debts of Depositor or Depositor's Beneficiary or subject to any seizure, attachment, execution or other legal process in respect thereof.
At no time shall it be possible for any part of the assets of the custodial account to be used for or diverted to purposes other than for the exclusive benefit of the Depositor or his/her Beneficiary.

21. When accepted by the Custodian, this agreement is accepted in and shall be construed and administered in accordance with the laws of The Commonwealth of Massachusetts. Any action involving the Custodian brought by any other party must be brought in a state or federal court in such Commonwealth.

This Agreement is intended to qualify under Code Section 408(a) as an individual retirement custodial account and to entitle Depositor to the retirement savings, deduction under Code Section 219 if available, and if any provision hereof is subject to more than one interpretation or any term used herein is subject to more than on construction, such ambiguity shall be resolved in favor of that interpretation or construction which is consistent with that intent.

However, Custodian shall not be responsible for whether or not such intentions are achieved through use of this Agreement, and Depositor is referred to Depositor's attorney for any such assurances.

22. Depositor should seek advice from Depositor's attorney regarding the legal consequences (including but not limited to federal and state tax matters) of entering into this Agreement, contributing to the custodial account, and ordering Custodian to make distributions from the account.
Depositor acknowledges that Custodian and Service Company (and any company associated therewith) are prohibited by law from rendering such advice.

23. Articles I through VII of this Agreement are in the form promulgated by the Internal Revenue Service (Form 5305-A October 1992). It is anticipated that if and when the Internal Revenue Service promulgates changes to Form
5305-A, the Custodian will amend this Agreement correspondingly.

24. The Depositor acknowledges that he or she has received and read the current prospectus for each Fund in which his or her account is invested and the Individual Retirement Account Disclosure Statement related to the
Account. The Depositor represents under penalties of perjury that his or her Social Security number (or other Taxpayer Identification Number) as stated in the Adoption Agreement is correct.


                            INVESTMENT ADVISOR
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico  87501

                               DISTRIBUTOR
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico  87501

                                 AUDITOR
                            McGladrey & Pullen
                             555 Fifth Avenue
                        New York, New York  10017

                                CUSTODIAN
                      State Street Bank & Trust Co.
                1 Heritage Drive - 5th Floor Palmer Bldg.
                    North Quincy, Massachusetts  02171

                              TRANSFER AGENT
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                    Kansas City, Missouri  64141-6017



               Thornburg Limited Term U.S. Government Fund
                    Thornburg Limited Term Income Fund
                           Thornburg Value Fund















                                  <logo>
                              Thornburg Funds
                         Investing With Integrity

                 119 E. Marcy Street, Santa Fe, NM  87501
                               800-847-0200
                     e-mail: postmaster@thornburg.com

                                EXHIBIT 15

                    PLAN AND AGREEMENT OF DISTRIBUTION
                           PURSUANT TO RULE 12b-1
                          (Class ___ Service Plan)

     THIS PLAN AND AGREEMENT is made as of the _____ day of ____________, 1997, by and between Thornburg Investment Trust, a Massachusetts business trust (the "Trust"), in respect of Thornburg New York Intermediate Municipal
Fund, a series of the Trust (the "Fund"), and Thornburg Management Company,
Inc., a Delaware corporation ("Thornburg").

                                 RECITALS

     1. The Trust engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the " 1940 Act").

     2. The Trust wishes to adopt a Plan and Agreement, on behalf of the Fund (the "Plan and Agreement") to authorize the use of the Fund's assets to finance certain activities as permitted under Rule 12b-1 adopted under the 1940 Act, and in this regard seeks to enter into an agreement to retain
Thornburg in accordance with the terms hereunder.

     3. Thornburg seeks to be retained to perform services in accordance with the Plan and Agreement.

     4. This Plan and Agreement has been approved by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement
(sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan and Agreement.

                                 AGREEMENT

     NOW, THEREFORE, the Trust hereby adopts this Plan in respect of the Fund, and the Trust and Thornburg hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the 1940
Act, and provide and agree as follows:

     1. The Trust is hereby authorized to utilize the assets of the Fund to finance certain activities in connection with distribution of the Fund's
Class ___ shares and providing shareholder services.

     2. Subject to the supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to obtain shareholder services and to promote the distribution of the Fund's Class ___ shares by providing services and engaging in activities beyond those specifically required by the Distribution Agreement between the Trust and Thornburg Securities Corporation
("TSC") and to provide related services. The activities and services to be provided by Thornburg hereunder shall include one or more of the following:
(a) the payment of compensation (including incentive compensation) to securities dealers, financial institutions and other organizations which render services to each Fund's Class ___ shareholders as the Trust may from time to time agree, and which render distribution, shareholder account services, and administrative services in connection with the distribution of shares of the Fund all as the Trust may from time to time agree; (b) the printing and distribution of reports and prospectuses for the use of potential investors in the Fund; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by the Trust including, but not limited to, providing personal services to shareholders, maintaining shareholder accounts, providing shareholder liaison services and providing information to shareholders.

     3. Thornburg hereby undertakes to use its best efforts to promote sales of Class ___ shares of the Fund to investors and to promote shareholder services by engaging in those activities specified in paragraph 2 above as may be necessary and as it from time to time believes will best further sales of such shares. In so doing, Thornburg may utilize the services of TSC.

     4. The Trust is hereby authorized to expend, out of the Class ___ assets of the Fund, on a monthly basis, and shall reimburse Thornburg monthly to such extent, for its actual direct expenditures incurred in engaging in the activities and providing the services specified in paragraph 2 above for Class ___ shares of that Fund, an amount computed at an annual rate of up to
 .25 of 1% of the Fund's average daily net assets attributable to Class ___ shares, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10%.

     5. To the extent that expenditures made by Thornburg out of its own resources to finance any activity primarily intended to result in the sale of shares of the Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of the Fund's assets, such indirect use of the Fund's assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this Plan and Agreement.

     6. The Treasurer of the Trust shall provide and the Trustees shall review, at least quarterly, a written report of all amounts expended pursuant to the Plan and Agreement. Each such report shall itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of such expenses. Upon request, Thornburg shall provide to the Trustees such information as may reasonably be required for it to review the continuing appropriateness of the Plan and Agreement.

     7. This Plan and Agreement shall become effective immediately as to the Fund upon execution after approval by a vote of at least a majority of the outstanding Class ___ shares of the Fund, and shall continue in effect for a period of one year from the date of its execution unless terminated as provided below. Thereafter, the Plan and Agreement shall continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated as to Class ___ shares of the Fund at any time, without penalty, by the vote of a majority of the Disinterested
Trustees or by the vote of a majority of the outstanding Class ___ shares of the Fund. Thornburg, or the Trust by vote of a majority of the Disinterested
Trustees or of the holders of a majority of the Fund`s outstanding Class ___ shares, may terminate the Agreement under this Plan, without penalty, upon 30 days' written notice to the other party.

     8. So long as the Plan remains in effect, the selection and nomination of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees then in office who are not "interested persons" of the Trust. However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees then in office who are not "interested persons" of the Trust.

     9. This Plan may not be amended to increase materially the amount to be spent by the Trust hereunder without approval of the Class ___ shareholders of the affected Fund. All material amendments to the Plan and to the Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     10. To the extent that this Plan and Agreement constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act it shall remain in effect as such, so as to authorize the use by the Trust of the Funds' assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it shall terminate automatically in the event of an attempted assignment. Upon a termination of the Agreement as to any Fund, the Trust may continue to make payments on behalf of the Fund pursuant to the Plan only upon the approval of a new Agreement, which may or may not be with Thornburg, or the adoption of other arrangements regarding the use of the amounts authorized to be paid by the Trust hereunder, by the Trustees in accordance with the procedures set forth in paragraph 7 above.

     11. The Trust shall preserve in an easily accessible place copies of this Plan and Agreement and all reports made pursuant to this Plan and Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement.

     12. This Plan and Agreement shall be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act.
To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter shall control.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement on the day and year first above written in Santa Fe, New
Mexico.

                         THORNBURG INVESTMENT TRUST
                         (Thornburg New York Intermediate Municipal Fund)


                         By:_______________________________________________

                         THORNBURG MANAGEMENT COMPANY, INC.


                         By:_______________________________________________


                                EXHIBIT 19.1

                             POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, Brian J. McMahon, hereby constitutes and appoints H. Garrett Thornburg, Jr., Dawn B. Shapland,
Steven J. Bohlin and Charles W. N. Thompson, Jr., jointly and severally, his attorneys-in-fact, each with power of substitution, for him in any and all capacities, to sign Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 for Thornburg Investment Trust and any and all pre- and post-effective amendments to any such Registration
Statement, for any series of the Trust and to file the same with the Securities and Exchange Commission and the various state regulatory agencies, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue thereof.
     DATED:  June 20, 1996

                                                  /s/
                                   ________________________________________
                                   Brian J. McMahon


                                EXHIBIT 19.2


                             POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, James W.
Weyhrauch, hereby constitutes and appoints H. Garrett Thornburg, Jr., Dawn B.
Shapland, Steven J. Bohlin and Charles W. N. Thompson, Jr., jointly and severally, his attorneys-in-fact, each with power of substitution, for him in any and all capacities, to sign Registration Statements under the Securities
Act of 1933 and the Investment Company Act of 1940 for Thornburg Investment
Trust and any and all pre- and post-effective amendments to any such Registration Statement, for any series of the Trust and to file the same with the Securities and Exchange Commission and the various state regulatory agencies, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue thereof.
     DATED:  June 20, 1996

                                                  /s/
                                   ________________________________________
                                   James W. Weyhrauch



